As filed with the Securities and Exchange Commission
                                on March 20, 2001


                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                           -----
             Registration Statement Under The Securities Act of 1933       _____
                                                                           -----
                           Pre-Effective Amendment No.                     _____


                         Post-Effective Amendment No. l9                   __X__


                                     and/or
                                                                           -----
        Registration Statement Under The Investment Company Act of 1940    _____


                                                                           -----
                                Amendment No. 21                           __X__

                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1 World Trade Center
     Suite 9333
     New York, New York                                     10048
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                              1 World Trade Center
                                   Suite 9333
                               New York, NY 10048
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


-----
_____     immediately upon filing pursuant to paragraph (b), or



-----
_____     on ________________ pursuant to paragraph (b), or


-----
_____     60 days after filing pursuant to paragraph (a), or



-----
__X__     75 days after filing pursuant to paragraph (a)(2) of Rule 485



                                   ----------

                                             The Alger  |
                                         American Fund  |
                                                        |
                     A pooled funding vehicle for:      |
                     o variable annuity contracts       | One World Trade Center
                     o variable life insurance policies | Suite 9333
                     o qualified pension plans          | New York, NY 10048
                     o qualified retirement plans       | (800) 992-3863



                                           PROSPECTUS


                                         May __, 2001




                Alger American Money Market Portfolio





As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

                            THE ALGER
                        AMERICAN FUND



ALGER AMERICAN MONEY MARKET PORTFOLIO




                           PROSPECTUS

                         MAY __, 2001



                                TABLE OF CONTENTS


                                 2 ........... Risk/Return Summary: Investments,
                                               Risks & Performance

                                 3 ........... Fees and Expenses

                                 4 ........... Management & Organization

                                 4 ........... Shareholder Information

                                               Distributor ................... 4
                                               Transfer Agent ................ 4
                                               Purchasing and Redeeming
                                               Fund Shares ................... 5

                                 6 ........... Financial Highlights

                                 Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND--
ALGER AMERICAN MONEY MARKET PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH


The Alger American Money Market Portfolio seeks to earn high current income consistent with preserving principal and liquidity.

It invests in money market securities which are rated within the 2 highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers acceptances and corporate bonds having less than 397 days remaining until maturity.



[GRAPHIC OMITTED]


RISKS

The main risks of investing in the portfolio are:

o while the portfolio seeks to maintain a price of $1.00 per share, an investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the portfolio

o  an investment in the portfolio may not keep pace with inflation

o normally, the portfolio will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the portfolio.

The portfolio may appeal to investors who seek maximum liquidity and capital preservation together with current income.

[GRAPHIC OMITTED]

PERFORMANCE


Because the Alger American Money Market Portfolio is new, it has no historical performance information.



[GRAPHIC OMITTED]

FEES AND EXPENSES
Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.




--------------------------------------------------------------------------------


                     SHAREHOLDER   ANNUAL FUND OPERATING EXPENSES
                     FEES          (expenses that are deducted from Fund assets)
                     (fees paid   ----------------------------------------------
                     directly                  Distri-            TOTAL ANNUAL
                     from your     Management  bution   Other     FUND OPERAT-
                     investment)   Fees        Fees     Expenses  ING EXPENSES
================================================================================

ALGER AMERICAN MONEY    None          --         --        --           --
MARKET PORTFOLIO

--------------------------------------------------------------------------------



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                 1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------


  ALGER AMERICAN                   --        --         --        --
  MONEY MARKET
  PORTFOLIO
--------------------------------------------------------------------------------


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

[GRAPHIC OMITTED]


MANAGEMENT AND ORGANIZATION


MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/00) $9.50 billion in mutual fund assets as well as $8.88 billion in other assets. The Manager makes investment decisions for the portfolio and continuously reviews and administers its investment program. These management responsibilities are subject to the supervision of the Board of Trustees of the Alger American Fund. The portfolio pays the Manager fees at an annual rate based on a percentage of average daily net assets of .50%.


PORTFOLIO MANAGERS


David Alger and Lisa Gregg are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Gregg has been employed by the Manager as a Portfolio Manager for convertible securities funds since 1992 and as a Senior Vice President since February 2001.



[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE


The price of one share of the portfolio is its "net asset value", or NAV. The NAV for the portfolio is calculated as of 12:00 noon on each day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time. The portfolio's assets are valued on the basis of amortized cost. The portfolio's NAV is normally expected to be $1 per share.


DIVIDENDS AND DISTRIBUTIONS


The portfolio declares dividends daily and pays them monthly. These dividends normally consist solely of net investment income.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the portfolio has undertaken to meet, under the Internal Revenue Code.

Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.



Because everyone's tax situation is unique, investors should see a tax advisor about federal, state and local tax consequences of investing in the portfolio.


                            ----------------------------------------------------
                                     NAV (NET ASSET VALUE) IS COMPUTED BY ADDING
                               TOGETHER THE VALUE OF THE PORTFOLIO'S INVESTMENTS
                            PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILI-
                              TIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                         ITS OUTSTANDING SHARES.
                            ----------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans. An individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within 7 days after it accepts a redemption request.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


Financial highlights are not presented since shares of the portfolio were not offered prior to the date of this prospectus.

FOR FUND INFORMATION:


By telephone:   (800) 992-3863



By mail:        The Alger American Fund
                One World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, D.C. Copies can also be obtained, for a duplicating fee by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202)-942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.



DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


































THE ALGER AMERICAN FUND
SEC FILE #811-5550

                          THE  |
                        ALGER  |
                     AMERICAN  |
                         FUND  |
                               |
                               |
                    STATEMENT  |
                OF ADDITIONAL  |  May __, 2001
                  INFORMATION  |



                                 Alger American
                               Balanced Portfolio


                                 Alger American
                           Income and Growth Portfolio

                                 Alger American
                         Small Capitalization Portfolio


                                 Alger American
                                Growth Portfolio

                                 Alger American
                             MidCap Growth Portfolio


                                 Alger American
                           Leveraged AllCap Portfolio





                                 Alger American
                             Money Market Portfolio


   This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 2000. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at (800) 992-3863.

                                                                    May __, 2001





                          THE  |  One World Trade Center
                        ALGER  |  Suite 9333
                     AMERICAN  |  New York, New York 10048
                         FUND  |  (800) 992-3863



The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following seven portfolios (the "Portfolios"):



                 *  Alger American Balanced Portfolio

                 *  Alger American Income & Growth Portfolio

                 *  Alger American Small Capitalization Portfolio

                 *  Alger American Growth Portfolio

                 *  Alger American MidCap Growth Portfolio

                 *  Alger American Leveraged AllCap Portfolio


                 *  Alger American Money Market Portfolio


The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



                                    CONTENTS
The Portfolios ............................................................   2
Investment Strategies and Policies ........................................   3
Net Asset Value ...........................................................  12
Purchases and Redemptions .................................................  13
Participating Insurance Companies and Plans ...............................  14
Management ................................................................  14
Expenses ..................................................................  17
Dividends and Distributions ...............................................  17
Taxes .....................................................................  17
Custodian .................................................................  18
Transfer Agent ............................................................  18
Counsel to the Fund .......................................................  19
Certain Shareholders ......................................................  19
Organization ..............................................................  22
Determination of Performance ..............................................  23
Investor and Shareholder Information ......................................  24
Financial Statements ......................................................  F-1

THE PORTFOLIOS


The Fund is a diversified, open-end management investment company that offers a selection of seven portfolios, each having distinct investment objectives and policies.


ALGER AMERICAN BALANCED PORTFOLIO

The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during tem-porary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN INCOME & Growth Portfolio

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.


ALGER AMERICAN MONEY MARKET PORTFOLIO

The Portfolio may invest in "money market" instruments, including U.S. Government securities, certificates of deposit, time deposits and bankers' acceptances; corporate bonds having less than 397 days remaining to maturity; and commercial paper, including variable rate master demand notes. The Portfolio may also enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements.

The Portfolio will invest at least 95% of its total assets in money market securities which are rated within the highest credit category assigned by at least two established rating agencies (or one rating agency if the security is rated by only one) and will only invest in money market securities rated at the time of purchase within the two highest credit categories or, if not rated, of equivalent investment quality as determined by Alger Management, Inc. Alger Management subjects all securities eligible for investment to its own credit analysis and considers all securities purchased by the Portfolio to present minimal credit risks. Normally, the Portfolio will invest a substantial portion of its assets in U.S. Government securities.

The Portfolio has a policy of maintaining a stable net asset value of $1.00 per share. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured, nor is the portfolio's yield fixed. The Portfolio generally purchases securities which mature in 13 months or less. The average maturity of the Portfolio will not be greater than 90 days.

IN GENERAL

Alger American Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, and the equity portions of Alger American Balanced Portfolio and Alger American Income and Growth Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of total assets, in the case of Alger American Balanced Portfolio and Alger American Income and Growth Portfolio) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets)during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

There is no guarantee that any Portfolio's objectives will be achieved.


INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of each Portfolio and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios.

U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Certain of these securities may have volatility risks, prepayment risks and extension risk, which could have a negative impact on the investing portfolio's net asset value.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS


(ALGER AMERICAN BALANCED PORTFOLIO AND ALGER AMERICAN MONEY MARKET PORTFOLIO)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. Each Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolios will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolios will limit their investments in reverse repurchase agreements and other borrowings to no more than one-third of their total assets less liabilities other than the repurchase obligation.


FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS


Each Portfolio other than Alger American Money Market Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.


ILLIQUID AND RESTRICTED SECURITIES

An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and

Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.

SHORT SALES


Each Portfolio other than Alger American Money Market Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


LENDING OF PORTFOLIO SECURITIES

In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 33 1/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES


Each Portfolio other than Alger American Money Market Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a bank or other depository located in that market. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.


BORROWING (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


OPTIONS (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)

The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered". Although the Portfolio will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by ef-fecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. The Portfolio could offset its position in stock index options prior to expiration by entering into a
closing   transaction  on  an  exchange  or  it  could  let  the  option  expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio input and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)

If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

OTHER INVESTMENTS

In addition to the securities and investment techniques listed above under "The Portfolios," each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 12 below have been adopted by each of the Portfolios as fundamental policies. The Portfolios' investment objectives are also fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67 percent or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares of the

Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies prohibit each Portfolio from:


1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's (other than Alger Money Market Portfolio's) total assets may be invested without regard to this limitation.


2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."


4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio and Alger American Money Market Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.


5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.


9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that (a) there shall be no limit on the purchase of U.S. Government securities, and (b) there shall be no limit on the purchase by Alger American Money Market Portfolio of obligations issued by bank and thrift institutions described in the Prospectus and this Statement of Additional Information.


10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.


11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.


12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securi-ties that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers insimilar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1997, the Fund paid an aggregate of approximately $7,837,883 in commissions to broker-dealers in connection with portfolio transactions of which $7,712,699 was paid to Alger Inc. During the fiscal year ended December 31, 1998, the Fund paid an aggregate of approximately $7,974,970 in commissions to broker-dealers in connection with portfolio transactions, of which $7,917,064 was paid to Alger Inc. During the fiscal year ended December 31, 1999 the Fund paid an aggregate of approximately $9,923,576 in commissions to broker-dealers in connection with portfolio transactions of which $9,838,129 (99%) was paid to Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities. Unusually unsettled market conditions for 1999 were reflected in higher portfolio turnover rates for each portfolio in comparison with 1998.


NET ASSET VALUE


Net Asset Value is calculated as of the close of business (normally 4:00 p.m. Eastern time) or, for Alger American Money Market Portfolio, as of 12:00 noon Eastern time on each day the New York Stock Exchange ("NYSE") is open.

The assets of the Portfolios other than Alger American Money Market Portfolio are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

Valuations of the securities held by Alger American Money Market Portfolio, as well as money market instruments with maturities of 60 days or less held by the other Portfolios are based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

Alger American Money Market Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of less than

397 days, as determined in accordance with the provisions of the rule, and invest only in securities determined by Alger Management, acting under the supervision of the Fund's Board of Trustees, to be of high quality with minimal credit risks.

Pursuant to the rule, the Fund's Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, Alger American Money Market Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Fund's Board of Trustees, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule also provides that the extent of any deviation between the Potfolio's net asset value based on available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Fund's Board of Trustees. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Fund's Board of Trustees must cause the Portfolio to take such corrective action as the Fund's Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or paying distributions from capital or capital gains, redeeming shares in kind or establishing net asset value per share by using available market quotations.



PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk frees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.


PARTICIPATING INSURANCE
COMPANIES AND PLANS

The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.


MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. Certain information about the Trustees and officers of the Fund is set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. The following companies are affiliates of Alger Management: Alger Associates, Inc. ("Associates"), Alger Inc., Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency"), and Analysts Resources, Inc. ("ARI"). Unless otherwise noted, the address of each person named below is One World Trade Center, Suite 9333, New York, New York 10048.

NAME, AGE AND POSITION
WITH THE FUND AND ADDRESS          PRINCIPAL OCCUPATIONS

Fred M. Alger III (65)*            Chairman of the Boards of Associates, Alger
Chairman of the Board              Inc., Alger Management, Properties, Services,
                                   Agency, Fred Alger International Advisory
                                   S.A. ("International"), The Alger American
                                   Asset Growth Fund ("Asset Growth") and ARI.

David D. Alger (56)*               President and Director of Associates, Alger
 President and Trustee             Management, Alger Inc., ARI, Properties,
                                   Services, International and Agency; Director of Asset Growth.

Gregory S. Duch (48)               Executive Vice President, Treasurer and
 Treasurer                         Director of Alger Management, Properties and
                                   Associates; Executive Vice President and
                                   Treasurer of Alger Inc., ARI, Services and
                                   Agency; Director and Treasurer of
                                   International.

Mary E. Marsden-Cochran (47)       Vice President, General Counsel and Secretary
 Secretary                         of Associates, Alger Management, Alger Inc.,
                                   Properties, ARI, Services and Agency
                                   (2/96-present); Secretary of International
                                   (7/96-present); Associate General Counsel and
                                   Vice President of Smith Barney Inc.
                                   (12/94-2/96).

Frederick A. Blum (46)             Senior Vice President of Alger Inc.
 Assistant Secretary &
 Assistant Treasurer

Stephen E. O'Neil (67)             Attorney-at-law; private investor since 1981;
 Trustee                           Director of Nova Care, Inc. and Brown-Forman
 805 Third Avenue                  Distillers Corporation; formerly President
 New York, NY 10022                and Vice Chairman of City Investing Company,
                                   Director of Centerre Bancorporation and
                                   Syntro Corporation, and Counsel to the law firm of Kohler & Barnes P.C.

Nathan E. Saint-Amand, M.D. (62)   Medical doctor in private practice.
 Trustee
 2 East 88th Street
 New York, NY 10128


B. Joseph White (54)               Dean, University of Michigan Business School;
 Trustee                           President, William Davidson Institute at the
 University of Michigan            University of Michigan Business School;
 Business School                   Professor of Business Administration,
 701 Tappan Street                 University of Michigan Business School;
 Ann Arbor, MI 48109               Director, Gordon Food Service; Trustee and
                                   Chair, AuditCommittee, Equity Residential
                                   Properties Trust; Director and
                                   Chair,Compensation Committee, Kelly Services,
                                   Inc.









* Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger and David D. Alger are brothers.

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee a fee of $1500 for each meeting he attends, to an annual maximum of $6000, and reimburses independent Trustees for their expenses in attending meetings. The Fund does not offer its Trustees any pension or retirement benefits and has not done so in the past. The following table provides compensation amounts paid to independent Trustees of the Fund for the fiscal year ended December 31, 1999. Mr. White has been a Trustee of the Fund since February, 1999.



                               COMPENSATION TABLE

                                                      TOTAL COMPENSATION PAID
                                                          TO TRUSTEES FROM
                                                     THE ALGER RETIREMENT FUND,
                                    AGGREGATE             THE ALGER FUND,
                                  COMPENSATION        THE ALGER AMERICAN FUND,
                                 FROM THE ALGER    CASTLE CONVERTIBLE FUND, INC.
NAME OF PERSON, POSITION          AMERICAN FUND           AND SPECTRA FUND
------------------------        ----------------    ----------------------------
Stephen E. O'Neil, Trustee           $6,000                   $34,250
Nathan E. Saint-Amand, Trustee       $6,000                   $34,250
B. Joseph White, Trustee             $4,500                   $27,000


INVESTMENT MANAGER

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.


Under the Management Agreements, Alger Management receives a fee from each Portfolio at the following annual rates based on the Portfolio's average daily net assets: .50% (Alger American Money Market Portfolio), .85% (Alger American Small Capitalization and Leveraged AllCap Portfolios), .80% (Alger American MidCap Growth Portfolio), .75% (Alger American Growth and Balanced Portfolios) and .625% (Alger American Income & Growth Portfolio). This fee is computed daily and paid monthly.


During the fiscal years ended December 31, 1997, 1998, and 1999, Alger Management earned under the terms of the Management Agreements $217,844, $365,820 and $610,561 respectively, in respect of Alger American Income & Growth Portfolio; $12,582,027, $8,665,222, and $6,401,767, respectively, in respect of
Alger American Small Capitalization Portfolio; $8,988,054, $10,304,264, and $19,706,780 respectively, in respect of Alger American Growth Portfolio; $103,223, $154,672, and $301,241, respectively, in respect of Alger American Balanced Portfolio; $3,536,454, $4,156,932, and $5,967,972, respectively, in respect of Alger American MidCap Growth Portfolio; and $399,269, $567,333, and $1,585,846 respectively, in respect of Alger American Leveraged AllCap Portfolio.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

UNDERWRITER

Alger Inc., the Underwriter for the Fund, is located at 30 Montgomery Street, Jersey City, NJ 07302. It is the corporate parent of Alger Management.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.


EXPENSES

Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.


DIVIDENDS AND DISTRIBUTIONS


Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually, except Alger American Money Market Portfolio which declares dividends daily and pays them monthly. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.



TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to
qualify,  the  Portfolio's  distributions,   to  the  extent  derived  from  the
Portfolio's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.

As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Services processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

COUNSEL TO THE FUND

The law firm Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP, 551 Fifth Avenue, New York, NY 10176, acts as counsel to the Fund.


CERTAIN SHAREHOLDERS

Set forth below is certain information regarding significant shareholders of the Portfolios at April 1, 2000. Ameritas Variable Life Insurance Co. Separate Account VA-2 Variable Annuity owned beneficially or of record 62.80% of Alger American Balanced Portfolio. American Skandia Life Assurance Company owned beneficially or of record 47.15% of Alger American Growth Portfolio and 78.02% of Alger American MidCap Growth Portfolio. Sun Life of Canada (US) owned beneficially or of record 25.66% of Alger American Income & Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

At April 1, 2000, the Fund's officers and Trustees as a group owned less than 1% of any portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of April 1, 2000 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
----------                  ----------    ----------     ----------     ----------    ----------     ----------
American Skandia                */--          */--        47.15%/--         */--       78.02%/--         */--
Life Assurance
Company
P. O. Box 883
Shelton, CT 06484

Transamerica                 22.66%/--        */--           */--           */--          */--           */--
Life Ins. & Annuity Co.
Separate Account VA6
401 N. Tryon St. Suite 700
Charlotte, NC 28210

Ameritas Variable               */--          */--           */--         8.09%/--        */--         5.09%/--
Life Insurance Co.
Separate Acct V
Variable Life Product
P.O. Box 82550
Lincoln, NE 68501

Ameritas Variable               */--          */--           */--        62.80%/--        */--        21.69%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

Sun Life of Canada (US)      25.66%/--        */--           */--           */--          */--           */--
Retirement Products
P.O. Box 9134
Boston, MA 02117

Aetna Life Insurance         16.98%/--        */--           */--         8.22%/--        */--         5.06%/--
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

Security First Life Ins. Co.    */--       11.49%/--         */--           */--          */--           */--
Separate Account A
11365 W. Olympic Blvd
Los Angeles, CA 90064

New York Life                   */--       19.40%/--         */--           */--          */--           */--
300 Interpace Pkwy
Parsippany, NJ 07054
CG Variable Annuity             */--          */--           */--           */--          */--         7.76%/--
Separate Acct II
1300 South Clinton
Ft. Wayne, IN 46802

Conseco Variable                */--          */--           */--           */--          */--        17.44%/--
Insurance Co.
11825 North Pennsylvania St.
Carmel, IN  46032

GE Life & Annuity Assurance Co. */--       22.29%/--      10.48%/--         */--          */--           */--
Separate Acct. III
6610 W. Broad St.
Richmond, VA 23230

Lincoln Benefit              10.51%/--        */--           */--           */--          */--           */--
Life
Variable Annuity
P.O. Box 80469
Lincoln, NE 68501-0469

                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
----------                  ----------    ----------     ----------     ----------    ----------     ----------
Security Life of Denver         */--          */--           */--           */--          */--         5.60%/--
Separate Account L1
1290 Broadway
Denver, CO 80203-5699

Lincoln Benefit Life          8.01%/--        */--           */--           */--          */--           */--
Variable Annunity IA
P.O. Box 80469
Lincoln, NE 68501-0469

United of Omaha                 */--        6.18%/--         */--           */--          */--           */--
Life Insurance
Mutual of Omaha Plaza
Omaha, NE 68175

Provident Mutual                */--        5.41%/--         */--           */--          */--           */--
Life Insurance Co.
Variable Life
1000 Chesterbrook Blvd
Berwyn, PA 19312-1181

Allmerica Financial             */--          */--           */--         9.37%/--        */--           */--
Life Insurance and
Annuity Company
440 Lincoln Street
Worcester, MA 01653

Great-West Life &               */--          */--           */--         6.68%/--        */--           */--
Annuity Insurance Co.
8515 East Orchard Rd.
Englewood, CO 80111-5097

Allianz Lfe Insurance           */--          */--           */--           */--          */--         5.84%/--
Co. of North America
1750 Hennepin Ave.
Minneapolis, MN 55403

Reliastar Life Insurance Co.    */--          */--           */--           */--          */--        11.19%/--
Northern Variable Annuity
P.O. Box 20
Minneapolis, MN 55440-0020

----------
* Indicates shareholder owns less than 5% of the Portfolio's shares.

ORGANIZATION


The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small Capitalization Portfolio, Alger American Income & Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio, Alger American Leveraged AllCap Portfolio and Alger American Money Market Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, January 25, 1995 and May --, 2001, respectively. The Fund offers an unlimited number of shares of seven series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.


Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rates, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

DETERMINATION OF PERFORMANCE


Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

ALGER AMERICAN MONEY MARKET PORTFOLIO

The Alger American Money Market Portfolio's "yield" and "effective yield" are calculated according to formulas prescribed by the SEC. The Portfolio's seven-day "yield" is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The Portfolio's "effective yield" is computed by compounding the unannualized base period return (calculated as above), by adding one to it, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. When Alger American Money Market Portfolio includes quotations of "yield" and "effecive yield" that are based on income generated by an investment in the Portfolio over a thirty-day, or one month, period, it will calculate the "yield" and "effective yield" in the manner described above except that, in annualizing the "yield" and "effective yield," the formula will be adjusted to reflect the proper period.

OTHER PORTFOLIOS


The "total return" and "yield" as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                         n
                                  P (1+T) =ERV

Where:   P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);



The average annual total returns for the Portfolios for the periods indicated were as follows:

                                                                  Period
                                           Five        Ten         from
                                          Years       Years      Inception*
                           Year Ended     Ended       Ended       through
                            12/31/99     12/31/99    12/31/99     12/31/99
                           ----------    --------    --------     --------
Alger American Balanced
 (formerly Alger
 American Fixed Income)      29.21%       23.60%      13.78%       13.61%

Alger American Income &
 Growth                      42.45%       32.97%      18.93%       17.71%

Alger American Small
 Capitalization              43.42%       22.64%      18.22%       20.86%

Alger American Growth        33.74%       30.94%      22.89%       23.05%

Alger American MidCap
 Growth                      31.85%       26.14%       N/A         24.72%

Alger American Leveraged
 AllCap                      78.06%        N/A         N/A         46.44%

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:


               YIELD = 2[(a-b/cd + 1)6 - 1]


Where:    a = dividends and interest earned during the period

          b = expenses accrued for the period (net of reimbursements)

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends

          d = the maximum offering price per share on the last day of the period

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. All performance figures are based on historical earnings. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.


From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The yield of the Alger American Money Market Portfolio might be compared with, for example, averages compiled by IBC/DONOGHUE'S MONEY FUND REPORT, a widely recognized, independent publication that monitors the performance of money market mutual funds. The yield of the Alger American Money Market Portfolio might also be compared with the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Similarly, the performance of the other Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

INVESTOR AND SHAREHOLDER
INFORMATION


Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000

================================================================================

   SHARES     COMMON STOCKS--97.4%                                     VALUE
   ------                                                              -----
              ADVERTISING--1.0%
    220,000   Omnicom Group Inc. ...............................    $ 18,232,500
                                                                    ------------
              AEROSPACE--3.3%
    168,600   General Dynamics Corporation .....................      13,150,800
    586,000   United Technologies Corporation ..................      46,074,250
                                                                    ------------
                                                                      59,225,050
                                                                    ------------
              AUTOMOTIVE--.8%
    368,200   Harley-Davidson, Inc. ............................      14,635,950
                                                                    ------------
              BEVERAGES--1.9%
    557,000   The Coca-Cola Company ............................      33,942,188
                                                                    ------------
              BIOTECHNOLOGY RESEARCH & PRODUCTION--3.6%
    888,700   Amgen Inc.*+ .....................................      56,821,256
    226,000   Immunex Corp.* ...................................       9,181,250
                                                                    ------------
                                                                      66,002,506
                                                                    ------------
              CABLE--2.2%
    363,100   Comcast Corp., Cl. A Special* ....................      15,159,425
    461,950   Time Warner Inc. .................................      24,132,268
                                                                    ------------
                                                                      39,291,693
                                                                    ------------
              COMMUNICATION EQUIPMENT--3.1%
  1,149,400   Cisco Systems, Inc.* .............................      43,964,550
    240,000   Corning Incorporated .............................      12,675,000
                                                                    ------------
                                                                      56,639,550
                                                                    ------------
              COMMUNICATION SERVICES--.9%
    352,000   SBC Communications Inc. ..........................      16,808,000
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY--1.7%
    578,500   America Online, Inc.* ............................      20,131,800
    239,200   Nokia Corporation, ADR ...........................      10,405,200
                                                                    ------------
                                                                      30,537,000
                                                                    ------------
              COMPUTER RELATED & BUSINESS EQUIPMENT--6.9%
  2,588,400   Dell Computer Corporation* .......................      45,135,225
    697,700   EMC Corporation* .................................      46,397,050
  1,177,600   Sun Microsystems, Inc.* ..........................      32,825,600
                                                                    ------------
                                                                     124,357,875
                                                                    ------------
              COMPUTER SERVICES--1.8%
    964,300   eBay Inc.*+ ......................................      31,821,900
                                                                    ------------
              COMPUTER SOFTWARE--6.1%
    180,500   Ariba, Inc.* .....................................       9,679,313
    369,100   Commerce One, Inc.*+ .............................       9,342,844
    203,350   i2 Technologies, Inc.*+ ..........................      11,057,156
    308,700   Intuit Inc.* .....................................      12,174,356
  1,137,600   Microsoft Corporation* ...........................      49,343,400
    677,700   Oracle Corporation* ..............................      19,695,656
                                                                    ------------
                                                                     111,292,725
                                                                    ------------
              CONGLOMERATE--7.0%
  1,212,350   General Electric Company .........................    $ 58,117,028
  1,246,800   Tyco International Ltd. ..........................      69,197,400
                                                                    ------------
                                                                     127,314,428
                                                                    ------------
              ENERGY & ENERGY SERVICES--8.5%
    261,700   BJ Services Company* .............................      18,024,588
    521,000   Calpine Corporation* .............................      23,477,562
    119,700   Duke Energy Corporation ..........................      10,204,425
  1,619,300   Halliburton Company ..............................      58,699,625
    309,600   Nabors Industries, Inc.* .........................      18,312,840
    543,250   Transocean Sedco Forex Inc. ......................      24,989,500
                                                                    ------------
                                                                     153,708,540
                                                                    ------------
              FINANCIAL SERVICES--10.0%
    242,300   American Express Company .........................      13,311,356
  1,244,100   Citigroup Inc. ...................................      63,526,856
    209,150   Marsh & McLennan Companies, Inc. .................      24,470,550
    304,100   Merrill Lynch & Co., Inc. ........................      20,735,819
    581,800   Schwab (Charles) Corporation (The) ...............      16,508,575
    594,100   Stilwell Financial Inc. ..........................      23,429,819
    344,500   Washington Mutual, Inc. ..........................      18,280,030
                                                                    ------------
                                                                     180,263,005
                                                                    ------------
              FOOD--2.8%
  1,164,000   Philip Morris Companies Inc.+ ....................      51,216,000
                                                                    ------------
              FOOD CHAINS--3.2%
    763,300   The Kroger Co.*+ .................................      20,656,806
    600,400   Safeway Inc.* ....................................      37,525,000
                                                                    ------------
                                                                      58,181,806
                                                                    ------------
              HEALTH CARE ADMINISTRATIVE SERVICES--3.0%
    554,200   Cardinal Health, Inc. ............................      55,212,175
                                                                    ------------
              INSURANCE--1.1%
    206,300   American International Group, Inc. ...............      20,333,444
                                                                    ------------
              MANUFACTURING--2.7%
    292,100   Sanmina Corporation*+ ............................      22,382,163
    797,800   Solectron Corporation* ...........................      27,045,420
                                                                    ------------
                                                                      49,427,583
                                                                    ------------
              MEDIA--2.7%
  1,241,300   AT&T Corp. Liberty Media Group, Series A* ........      16,835,131
    689,650   Viacom Inc. Cl. B* ...............................      32,241,138
                                                                    ------------
                                                                      49,076,269
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================


   SHARES     COMMON STOCKS--(CONT'D)                                  VALUE
   ------                                                              -----
              MEDICAL DEVICES--1.1%
    354,700   Guidant Corporation* ...........................    $   19,131,631
                                                                  --------------
              OIL & GAS--4.0%
    837,300   Exxon Mobil Corporation ........................        72,792,769
                                                                  --------------
              PHARMACEUTICALS--12.4%
    235,300   Abbott Laboratories ............................        11,397,344
    322,600   ALZA Corporation*+ .............................        13,710,500
  1,005,200   American Home Products Corporation .............        63,880,460
    566,700   Baxter International Inc. ......................        50,046,694
  1,612,725   Pfizer Inc. ....................................        74,185,350
    170,000   Pharmacia Corporation ..........................        10,370,000
                                                                  --------------
                                                                     223,590,348
                                                                  --------------
              RETAIL--3.6%
    407,700   Best Buy Co., Inc.* ............................        12,052,631
    351,500   Walgreen Co. ...................................        14,697,094
    713,800   Wal-Mart Stores, Inc. ..........................        37,920,625
                                                                  --------------
                                                                      64,670,350
                                                                  --------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--.2%
    122,800   Teradyne, Inc.* ................................         4,574,300
                                                                  --------------
              SEMICONDUCTORS--1.8%
    558,800   Altera Corporation* ............................        14,703,425
    372,000   Linear Technology Corporation ..................        17,205,000
                                                                  --------------
                                                                      31,908,425
                                                                  --------------
              TOTAL COMMON STOCKS
              (COST $1,789,160,265) ..........................     1,764,188,010
                                                                  --------------

                                                                       VALUE
              SHORT-TERM INVESTMENTS--1.9%                             -----

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00,
                repurchase price $33,889,397; collateralized
                by $25,530,000 U.S. Treasury Bonds,
                8.75%, due 5/15/17 ...........................    $   33,867,160
                                                                  --------------

TOTAL INVESTMENTS
  (COST $1,823,027,425)(A) .........................     99.3%     1,798,055,170
Other Assets in Excess of Liabilities ..............       .7         11,881,645
                                                        ------    --------------
NET ASSETS .........................................    100.0%    $1,809,936,815
                                                        ======    ==============

--------------------------------------------------------------------------------

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,823,027,425, amounted to $24,972,255 which consisted of aggregate gross unrealized appreciation of $206,561,365 and aggregate gross unrealized depreciation of $231,533,620.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                   YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------------
                                                            2000            1999            1998            1997            1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $    64.38      $    53.22      $    42.76      $    34.33      $    31.16
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   0.0           (0.03)           0.09            0.13            0.12
Net realized and unrealized gain
  (loss) on investments                                      (8.75)          16.66           18.32            8.66            4.00
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                         (8.65)          16.63           18.41            8.79            4.12
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                            --           (0.08)          (0.13)          (0.13)          (0.02)
Distributions from net realized gains                        (8.46)          (5.39)          (7.82)          (0.23)          (0.93)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (8.46)          (5.47)          (7.95)          (0.36)          (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $    47.27      $    64.38      $    53.22      $    42.76      $    34.33
==================================================================================================================================
Total Return                                                (14.77%)         33.74%          48.07%          25.75%          13.35%
==================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)               $1,809,937      $3,387,526      $1,905,719      $1,072,529      $  991,028
==================================================================================================================================
  Ratio of expenses to average net assets                     0.79%           0.79%           0.79%           0.79%           0.79%
==================================================================================================================================
  Ratio of net investment income (loss) to
    average net assets                                        0.12%          (0.03%)          0.25%           0.27%           0.50%
==================================================================================================================================
  Portfolio Turnover Rate                                   108.27%         135.13%         127.38%         129.50%          82.86%
==================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000
================================================================================


   SHARES     COMMON STOCKS--88.6%                                    VALUE
   ------                                                             -----

              AIR TRANSPORT--1.1%
    101,400   EGL, Inc.* .....................................      $  2,427,263
    193,800   SkyWest, Inc.+ .................................         5,571,750
                                                                    ------------
                                                                       7,999,013
                                                                    ------------
              BANKS--2.0%
    120,650   Greater Bay Bancorp+ ...........................         4,946,650
    204,200   Southwest Bancorporation of Texas, Inc.* .......         8,767,838
                                                                    ------------
                                                                      13,714,488
                                                                    ------------
              BIOTECHNOLOGY RESEARCH &
                PRODUCTION--6.8%
     74,200   Albany Molecular Research, Inc.*+ ..............         4,572,575
     93,300   Aviron* ........................................         6,233,606
    121,900   Cell Therapeutics, Inc.* .......................         5,493,119
    206,500   Enzon, Inc.* ...................................        12,815,906
     36,500   IDEC Pharmaceuticals Corporation*+ .............         6,919,031
    159,795   Informax, Inc.*+ ...............................         1,657,873
     49,030   Myriad Genetics, Inc.* .........................         4,057,233
    103,500   NPS Pharmaceuticals, Inc.* .....................         4,968,000
     26,750   Titan Pharmaceuticals, Inc.* ...................           946,148
                                                                    ------------
                                                                      47,663,491
                                                                    ------------
              COMMERCIAL SERVICES--1.1%
    195,200   Corporate Executive Board Co.* .................         7,762,250
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY--1.6%
    154,500   Avocent Corporation* ...........................         4,171,500
    110,600   Digital Lightwave, Inc.* .......................         3,504,638
     85,380   Proxim, Inc.* ..................................         3,671,340
                                                                    ------------
                                                                      11,347,478
                                                                    ------------
              COMPUTER SERVICES--9.2%
    329,220   Actuate Corporation* ...........................         6,296,332
    169,200   Aspen Technology, Inc.*+ .......................         5,625,900
     68,200   Documentum, Inc.* ..............................         3,388,688
     43,400   Evolve Software, Inc.* .........................           211,575
    498,935   Exult Inc.*+ ...................................         6,610,889
    184,200   Informatica Corporation* .......................         7,287,412
    108,543   Interwoven, Inc.*+ .............................         7,157,054
    146,700   Manugistics Group, Inc.*+ ......................         8,361,900
    132,600   Micromuse Inc.*+ ...............................         8,003,653
     71,607   Netegrity, Inc.* ...............................         3,893,631
    141,600   SpeechWorks International Inc.*+ ...............         6,947,250
    129,000   TeleCommunication Systems, Inc. Cl. A*+ ........           435,375
                                                                    ------------
                                                                      64,219,659
                                                                    ------------
              COMPUTER TECHNOLOGY--2.7%
    199,532   Computer Network Technology Corporation*+ ......         5,749,016
    164,000   Research in Motion Limited*+ ...................        13,120,000
                                                                    ------------
                                                                      18,869,016
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES--1.9%
    251,950   BISYS Group, Inc.*+ ............................        13,132,894
                                                                    ------------
              DRUGS & PHARMACEUTICALS--2.7%
    147,250   AVANT Immunotherapeutics, Inc.* ................         1,012,344
    325,740   Bindley Western Industries, Inc. ...............        13,538,569
     46,747   Genzyme Corp General Division* .................         4,204,308
                                                                    ------------
                                                                      18,755,221
                                                                    ------------
              ELECTRONICS--4.8%
    240,300   DDi Corp.* .....................................      $  6,548,175
    203,000   Keithley Instruments, Inc. .....................         8,741,688
     87,600   Mettler-Toledo International Inc.* .............         4,763,250
    339,150   MRV Communications, Inc.*+ .....................         4,536,131
    227,500   Plexus Corp.* ..................................         6,913,867
    174,800   SMTC Corporation*+ .............................         2,381,650
                                                                    ------------
                                                                      33,884,761
                                                                    ------------
              ENERGY--1.9%
     79,010   FuelCell Energy, Inc.*+ ........................         5,417,123
    143,055   Swift Energy Company*+ .........................         5,382,443
     88,600   Veritas DGC Inc.* ..............................         2,861,780
                                                                    ------------
                                                                      13,661,346
                                                                    ------------
              FINANCIAL INFORMATION SERVICES--2.4%
    452,985   FactSet Research Systems Inc. ..................        16,792,154
                                                                    ------------
              FINANCIAL SERVICES--3.2%
    190,600   Investors Financial Services Corp. .............        16,391,600
    171,080   Silicon Valley Bancshares+ .....................         5,912,953
                                                                    ------------
                                                                      22,304,553
                                                                    ------------
              HEALTH CARE--14.4%
    162,230   Advance Paradigm, Inc.* ........................         7,381,465
    133,690   Express Scripts Inc. Cl. A*+ ...................        13,669,802
    147,400   IMPATH Inc.*+ ..................................         9,802,100
    190,900   Laboratory Corporation of America Holdings* ....        33,598,400
    180,270   LifePoint Hospitals, Inc.*+ ....................         9,036,033
    207,850   MID Atlantic Medical Services, Inc.* ...........         4,118,028
    245,565   Orthodontic Centers Of America* ................         7,673,906
     52,700   Pharmacopeia Inc.+ .............................         1,149,519
    367,400   Province Healthcare Company*+ ..................        14,466,375
                                                                    ------------
                                                                     100,895,628
                                                                    ------------
              HEALTH CARE ADMINISTRATIVE SERVICES--2.5%
    352,635   AmeriSource Health Corporation Cl. A* ..........        17,808,068
                                                                    ------------
              HOTELS--.6%
    180,050   Orient-Express Hotels Ltd. Cl. A*+ .............         3,882,328
                                                                    ------------
              IDENTIFICATION CONTROL &
                FILTER DEVICES--.4%
    199,000   Artesyn Technologies, Inc.* ....................         3,159,125
                                                                    ------------
              INVESTMENT MANAGEMENT
                COMPANIES--5.3%
    159,090   Affiliated Managers Group, Inc.*+ ..............         8,730,064
    296,900   Blackrock Inc.* ................................        12,469,800
    535,650   Federated Investors, Inc. Cl. B+ ...............        15,600,806
                                                                    ------------
                                                                      36,800,670
                                                                    ------------
              MACHINERY: OIL WELL EQUIPMENT
                & SERVICES--1.2%
     90,900   Patterson Energy, Inc.* ........................         3,386,025
    159,700   UTI Energy Corp.* ..............................         5,250,138
                                                                    ------------
                                                                       8,636,163
                                                                    ------------
              MEDICAL & DENTAL INSTRUMENTS
                & SUPPLIES--.8%
     88,400   Cytyc Corporation*+ ............................         5,530,525
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                              VALUE
   ------                                                          -----

              MEDICAL DEVICES--.3%
     49,540   Inverness Medical Technology Inc.* ............      $  1,928,964
                                                                   ------------
              MEDICAL SERVICES--3.0%
    224,800   Aurora Biosciences Corp.* .....................         7,067,150
    149,831   RehabCare Group, Inc.*+ .......................         7,697,568
    181,350   Speciality Laboratories, Inc.*+ ...............         6,007,219
                                                                   ------------
                                                                     20,771,937
                                                                   ------------
              METAL FABRICATING--3.2%
    446,100   Shaw Group Inc. (The)* ........................        22,305,000
                                                                   ------------
              OIL & GAS--3.5%
    153,010   Cross Timbers Oil Company .....................         4,246,027
    767,650   Grey Wolf, Inc.* ..............................         4,509,943
     64,460   Mitchell Energy & Development Corp. ...........         3,948,175
    148,800   Spinnaker Exploration Company*+ ...............         6,324,000
    174,760   St. Mary Land & Exploration Company ...........         5,821,692
                                                                   ------------
                                                                     24,849,837
                                                                   ------------
              PHOTOGRAPHY--.9%
    397,425   Concord Camera Corp.* .........................         6,557,512
                                                                   ------------
              PRODUCTION TECHNOLOGY
                EQUIPMENT--.6%
     84,277   DuPont Photomasks, Inc.* ......................         4,453,512
                                                                   ------------
              RESTAURANTS--2.5%
    142,750   California Pizza Kitchen, Inc.*+ ..............         4,032,688
    318,050   Cheesecake Factory Incorporated*+ .............        12,205,169
     12,050   Krispy Kreme Doughnuts Inc.* ..................         1,000,150
                                                                   ------------
                                                                     17,238,007
                                                                   ------------
              SCIENTIFIC EQUIPMENT & SUPPLIERS--2.3%
    205,475   Newport Corporation ...........................        16,152,260
                                                                   ------------
              SECURITIES BROKERAGE & SERVICES--.8%
    127,650   Investment Technology Group, Inc.* ............         5,329,388
                                                                   ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--.5%
  152,200     Varian Semiconductor Equipment
                Associates, Inc.* ...........................         3,614,750
                                                                   ------------
              SEMICONDUCTORS--3.0%
     51,515   Actel Corporation* ............................         1,246,019
    136,415   Elantec Semiconductor Inc.* ...................         3,785,516
     66,520   Exar Corporation*+ ............................         2,061,081
    422,700   Integrated Circuit Systems, Inc.*+ ............         7,000,969
    307,600   Microtune, Inc.* ..............................         5,094,625
    199,300   Oak Technology Inc.* ..........................         1,731,419
                                                                   ------------
                                                                     20,919,629
                                                                   ------------
              TELECOMMUNICATIONS EQUIPMENT--.6%
     91,540   Plantronics, Inc.* ............................      $  4,302,380
                                                                   ------------
              TRUCKERS--.8%
    148,600   Forward Air Corporation* ......................         5,544,638
                                                                   ------------
              TOTAL COMMON STOCKS
                (COST $612,823,517) .........................       620,786,645
                                                                 --------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--18.8%
  ---------

              SHORT-TERM CORPORATE NOTES--13.6%
$05,000,000   AES Hawaii Inc., 6.54%, 1/12/01 ...............         4,990,917
 15,000,000   Artesia North America Inc.,
                6.56%, 1/17/01 ..............................        14,959,000
 25,000,000   Countrywide Home Loans, Inc.,
                6.55%, 1/19/01 ..............................        24,922,674
 15,000,000   General Motors Acceptance Corporation,
                6.49%, 1/12/01 ..............................        14,972,958
 25,000,000   Hewlett-Packard Company,
                6.47%, 1/9/01 ...............................        24,968,549
 10,000,000   Madison Gas and Electric Company,
                6.52%, 1/25/01 ..............................        9,958,344
                                                                 --------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $94,772,442) ..........................       94,772,442
                                                                 --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--5.2%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00,
                repurchase price $36,621,451, collateralized
                by $17,525,000 U.S. Treasury Notes, 3.375%,
                due 1/15/07 and $66,550,000 U.S. Treasury
                Strips, 0%, due 5/15/19-2/15/26 .............        36,597,094
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $131,369,536) .........................       131,369,536
                                                                 --------------
TOTAL INVESTMENTS
  (COST $744,193,053)(A) ............................   107.4%      752,156,181
Liabilities in Excess of Other Assets ...............    (7.4)      (51,785,839)
                                                        -----      ------------
NET ASSETS                                              100.0%     $700,370,342
                                                        =====      ============


----------

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $744,193,053, amounted to $7,963,128 which consisted of aggregate gross unrealized appreciation of $101,058,257 and aggregate gross unrealized depreciation of $93,095,129.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                  YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------------------------
                                                            2000           1999             1998         1997             1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  55.15       $  43.97       $    43.75     $  40.91       $    39.41
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                  0.01(i)       (0.12)(i)        (0.02)       (0.05)(i)        (0.04)(i)
Net realized and unrealized gain
  (loss) on investments                                     (12.80)         16.98             6.30         4.45             1.70
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        (12.79)         16.86             6.28         4.40             1.66
Distributions from net realized gains                       (18.87)         (5.68)           (6.06)       (1.56)           (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  23.49       $  55.15       $    43.97     $  43.75       $    40.91
===================================================================================================================================
Total Return                                                (27.20%)        43.42%           15.53%       11.39%            4.18%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                 $700,370       $674,864       $1,216,584     $997,586       $1,469,518
===================================================================================================================================
  Ratio of expenses to average net assets                     0.90%          0.90%            0.89%        0.89%            0.88%
===================================================================================================================================
  Ratio of net investment income (loss) to
    average net assets                                        0.03%         (0.28%)          (0.20%)      (0.12%)          (0.09%)
===================================================================================================================================
  Portfolio Turnover Rate                                   217.69%        182.25%          142.90%      104.43%          110.04%
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000

================================================================================


   SHARES     COMMON STOCKS--91.0%                                     VALUE
   ------                                                              -----

              AEROSPACE--1.0%
     19,000   United Technologies Corporation ................      $  1,493,875
                                                                    ------------
              BEVERAGES--1.1%
     26,150   The Coca-Cola Company ..........................         1,593,516
                                                                    ------------
              BIOTECHNOLOGY RESEARCH
                & PRODUCTION--2.4%
     55,500   Amgen Inc.*+ ...................................         3,548,531
                                                                    ------------
              BUSINESS SERVICES--2.6%
     81,700   Paychex, Inc. ..................................         3,972,663
                                                                    ------------
              CABLE--3.6%
     61,500   Comcast Corp., Cl. A Special* ..................         2,567,625
     55,200   Time Warner Inc. ...............................         2,883,648
                                                                    ------------
                                                                       5,451,273
                                                                    ------------
              COMMUNICATION EQUIPMENT--7.5%
     91,000   Cisco Systems, Inc.* ...........................         3,480,750
    126,400   Motorola, Inc. .................................         2,559,600
     59,850   Nortel Networks Corporation ....................         1,918,941
     40,000   QUALCOMM Inc.* .................................         3,287,500
                                                                    ------------
                                                                      11,246,791
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY--4.0%
    140,000   Nokia Corporation, ADR .........................         6,090,000
                                                                    ------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--1.8%
     26,400   EMC Corporation* ...............................         1,755,600
     36,000   Sun Microsystems, Inc.* ........................         1,003,500
                                                                    ------------
                                                                       2,759,100
                                                                    ------------
              COMPUTER SERVICES--.5%
     25,000   eBay Inc.* .....................................           825,000
                                                                    ------------
              COMPUTER SOFTWARE--1.7%
     90,000   Oracle Corporation* ............................         2,615,625
                                                                    ------------
              CONGLOMERATE--6.7%
    131,400   General Electric Company .......................         6,298,988
     68,400   Tyco International Ltd. ........................         3,796,200
                                                                    ------------
                                                                      10,095,188
                                                                    ------------
              FINANCIAL SERVICES--18.7%
     31,900   The Bank of New York Company, Inc. .............      $  1,760,480
    126,466   Citigroup Inc. .................................         6,457,670
     40,800   Marsh & McLennan Companies, Inc. ...............         4,773,600
     49,400   Merrill Lynch & Co., Inc. ......................         3,368,463
     42,000   Morgan Stanley Dean Witter & Co. ...............         3,328,500
     17,000   Northern Trust Corporation .....................         1,386,563
     70,000   Schwab (Charles) Corporation (The) .............         1,986,250
      5,000   State Street Corporation .......................           621,050
     32,300   Stilwell Financial Inc. ........................         1,273,831
     57,950   Wells Fargo & Company ..........................         3,227,091
                                                                    ------------
                                                                      28,183,498
                                                                    ------------
              FOOD--1.9%
     63,900   Philip Morris Companies Inc.+ ..................         2,811,600
                                                                    ------------
              HEALTH CARE ADMINISTRATIVE SERVICES--5.3%
     80,000   Cardinal Health, Inc. ..........................         7,970,000
                                                                    ------------
              INSURANCE--6.9%
     60,946   American International Group, Inc. .............         6,006,990
     50,600   The Chubb Corporation ..........................         4,376,900
                                                                    ------------
                                                                      10,383,890
                                                                    ------------
              MANUFACTURING--1.7%
     77,100   Solectron Corporation* .........................         2,613,690
                                                                    ------------
              OIL & GAS--2.5%
     44,000   Exxon Mobil Corporation ........................         3,825,250
                                                                    ------------
              PHARMACEUTICALS--15.8%
     68,600   Abbott Laboratories ............................         3,322,812
     81,600   American Home Products Corporation .............         5,185,680
     59,600   Baxter International Inc. ......................         5,263,425
     41,500   Eli Lilly and Company ..........................         3,862,094
    100,387   Pfizer Inc. ....................................         4,617,802
     25,800   Pharmacia Corporation ..........................         1,573,800
                                                                    ------------
                                                                      23,825,613
                                                                    ------------
              RETAIL--5.3%
     71,550   Home Depot, Inc. ...............................         3,268,940
     30,100   Walgreen Co. ...................................         1,258,556
     63,900   Wal-Mart Stores, Inc. ..........................         3,394,688
                                                                    ------------
                                                                       7,922,184
                                                                    ------------
              TOTAL COMMON STOCKS
                (COST $127,576,080) ..........................       137,227,287
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--6.9%                            VALUE
  ---------                                                           -----

              SHORT-TERM CORPORATE NOTES--4.6%
$ 3,000,000   Textron Financial Corporation,
                6.53%, 1/18/01 ...............................      $  2,991,293
  4,000,000   Verizon Network Funding Corp.,
                6.55%, 1/3/01 ................................         3,999,272
                                                                    ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $6,990,565) ............................         6,990,565
                                                                    ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.3%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00
                repurchase price $3,380,835; collateralized
                by $3,460,000 U.S. Treasury Notes, 3.375%,
                due 1/15/07 ..................................         3,378,611
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $10,369,176) ...........................        10,369,176
                                                                    ------------
TOTAL INVESTMENTS
  (COST $137,945,256)(A) .............................   97.9%       147,596,463
Other Assets in Excess of Liabilities ................    2.1%         3,186,827
                                                        -----       ------------
NET ASSETS ...........................................  100.0%      $150,783,290
                                                        =====       ============

--------------------------------------------------------------------------------

+    Securities partially or fully on loan.

*    Non-income producing security.

(a) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $137,945,256, amounted to $9,651,207 which consisted of aggregate gross unrealized appreciation of $17,301,065 and aggregate gross unrealized depreciation of $7,649,858.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                          YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
                                                                          2000         1999         1998         1997       1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $  17.58      $ 13.12      $ 10.99      $  8.42    $ 17.79
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.05         0.00         0.03         0.03       0.09(i)
Net realized and unrealized gain
  (loss) on investments                                                  (0.44)        5.26         3.30         2.94       1.87
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                     (0.39)        5.26         3.33         2.97       1.96
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                     (0.01)       (0.03)       (0.04)       (0.04)     (0.33)
Distributions from net realized gains                                    (3.92)       (0.77)       (1.16)       (0.36)    (11.00)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (3.93)       (0.80)       (1.20)       (0.40)    (11.33)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                          $  13.26      $ 17.58      $ 13.12      $ 10.99    $  8.42
===================================================================================================================================
Total Return                                                             (1.27%)      42.45%       32.39%       36.29%     19.68%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                             $150,783      $91,250      $77,926      $47,399     $20,910
===================================================================================================================================
  Ratio of expenses to average net assets                                 0.70%        0.70%        0.70%        0.74%       0.81%
===================================================================================================================================
  Ratio of net investment income to
    average net assets                                                    0.43%        0.03%        0.31%        0.56%       0.94%
===================================================================================================================================
  Portfolio Turnover Rate                                               142.43%      193.23%      131.67%      150.09%     121.60%
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000

================================================================================

   SHARES     COMMON STOCKS--49.1%                                   VALUE
   ------                                                            -----

              ADVERTISING--.4%
      5,900   Omnicom Group Inc. .............................      $    488,963
                                                                    ------------
              AEROSPACE--1.7%
      5,000   General Dynamics Corporation ...................           390,000
     19,850   United Technologies Corporation ................         1,560,706
                                                                    ------------
                                                                       1,950,706
                                                                    ------------
              AUTOMOTIVE--.4%
     11,400   Harley-Davidson, Inc. ..........................           453,150
                                                                    ------------
              BEVERAGES--1.0%
     19,050   The Coca-Cola Company ..........................         1,160,859
                                                                    ------------
              BIOTECHNOLOGY RESEARCH &
                PRODUCTION--1.7%
     30,000   Amgen Inc.*+ ...................................         1,918,125
                                                                    ------------
              CABLE--.8%
     10,000   Comcast Corp., Cl. A Special* ..................           417,500
      9,400   Time Warner Inc. ...............................           491,056
                                                                    ------------
                                                                         908,556
                                                                    ------------
              COMMUNICATION EQUIPMENT--1.5%
     34,400   Cisco Systems, Inc.* ...........................         1,315,800
      7,900   Corning Incorporated ...........................           417,219
                                                                    ------------
                                                                       1,733,019
                                                                    ------------
              COMMUNICATION SERVICES--.5%
     12,200   SBC Communications Inc. ........................           582,550
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY--.9%
     15,200   America Online, Inc.* ..........................           528,960
     10,200   Exodus Communications, Inc.* ...................           204,000
      7,600   Nokia Corporation ADR ..........................           330,600
                                                                    ------------
                                                                       1,063,560
                                                                    ------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--3.6%
     86,800   Dell Computer Corporation* .....................         1,513,575
     23,550   EMC Corporation* ...............................         1,566,075
     39,300   Sun Microsystems, Inc.* ........................         1,095,488
                                                                    ------------
                                                                       4,175,138
                                                                    ------------
              COMPUTER SERVICES--1.0%
     33,400   eBay Inc.* .....................................         1,102,200
                                                                    ------------
              COMPUTER SOFTWARE--3.2%
      6,000   Ariba, Inc.* ...................................           321,750
     13,200   Commerce One, Inc.* ............................           334,125
    4,840i2   Technologies, Inc.*+ ...........................           263,175
      9,900   Intuit Inc.* ...................................           390,431
     38,200   Microsoft Corporation* .........................         1,656,925
     27,000   Oracle Corporation* ............................           784,688
                                                                    ------------
                                                                       3,751,094
                                                                    ------------
              CONGLOMERATE--3.6%
     42,300   General Electric Company .......................      $  2,027,756
     39,000   Tyco International Ltd. ........................         2,164,500
                                                                    ------------
                                                                       4,192,256
                                                                    ------------
              ENERGY & ENERGY SERVICES--3.8%
      8,900   BJ Services Company* ...........................           612,987
     14,900   Calpine Corporation* ...........................           671,431
      3,600   Duke Energy Corporation ........................           306,900
     38,650   Halliburton Company ............................         1,401,062
     10,600   Nabors Industries, Inc.* .......................           626,990
     17,850   Transocean Sedco Forex Inc. ....................           821,100
                                                                    ------------
                                                                       4,440,470
                                                                    ------------
              FINANCIAL SERVICES--4.9%
      4,500   American Express Company .......................           247,219
     40,266   Citigroup Inc. .................................         2,056,083
      8,050   Marsh & McLennan Companies, Inc. ...............           941,850
      8,900   Merrill Lynch & Co., Inc. ......................           606,869
     21,450   Schwab (Charles) Corporation (The) .............           608,643
     18,600   Stilwell Financial Inc. ........................           733,538
      9,300   Washington Mutual, Inc. ........................           493,481
                                                                    ------------
                                                                       5,687,683
                                                                    ------------
              FOOD--1.5%
     38,900   Philip Morris Companies Inc.+ ..................         1,711,600
                                                                    ------------
              FOOD CHAINS--1.5%
     20,900   The Kroger Co.* ................................           565,606
     19,400   Safeway Inc.* ..................................         1,212,500
                                                                    ------------
                                                                       1,778,106
                                                                    ------------
              HEALTH CARE ADMINISTRATIVE SERVICES--1.8%
     21,100   Cardinal Health, Inc. ..........................         2,102,087
                                                                    ------------
              INSURANCE--1.1%
     12,800   American International Group, Inc. .............         1,261,600
                                                                    ------------
              MANUFACTURING--1.5%
      9,000   Sanmina Corporation* ...........................           689,625
     29,700   Solectron Corporation* .........................         1,006,830
                                                                    ------------
                                                                       1,696,455
                                                                    ------------
              MEDIA--1.2%
     29,400   AT&T Corp. Liberty Media Group, Series A* ......           398,738
     21,700   Viacom Inc. Cl. B* .............................         1,014,475
                                                                    ------------
                                                                       1,413,213
                                                                    ------------
              MEDICAL DEVICES--.5%
     10,950   Guidant Corporation* ...........................           590,615
                                                                    ------------
              OIL & GAS--1.9%
     24,600   Exxon Mobil Corporation ........................         2,138,663
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
   ------                                                             -----

              PHARMACEUTICALS--6.4%
      7,000   Abbott Laboratories ............................      $    339,063
     11,000   ALZA Corporation*+ .............................           467,500
     34,188   American Home Products Corporation .............         2,172,647
     22,400   Baxter International Inc. ......................         1,978,200
     46,475   Pfizer Inc. ....................................         2,137,850
      5,400   Pharmacia Corporation ..........................           329,400
                                                                    ------------
                                                                       7,424,660
                                                                    ------------
              RETAIL--1.7%
     10,800   Best Buy Co., Inc.* ............................           319,275
     18,350   Walgreen Co. ...................................           767,259
     17,350   Wal-Mart Stores, Inc. ..........................           921,719
                                                                    ------------
                                                                       2,008,253
                                                                    ------------
              SEMICONDUCTOR CAPITAL
                  EQUIPMENT--.1%
      4,000   Teradyne, Inc.* ................................           149,000
                                                                    ------------
              SEMICONDUCTORS--.9%
     16,600   Altera Corporation* ............................           436,788
     11,700   Linear Technology Corporation ..................           541,125
                                                                    ------------
                                                                         977,913
                                                                    ------------
              TOTAL COMMON STOCKS
                (COST $57,899,641) ...........................        56,860,494
                                                                    ------------
  PRINCIPAL
   AMOUNT     CORPORATE BONDS--18.9%
  ---------
              AUTOMOTIVE--.9%
$ 1,000,000   Daimler-Chrysler Financial Corp.,
                6.95%, 3/25/02 ...............................         1,010,110
                                                                    ------------
              BEVERAGES--1.3%
  1,500,000   Pepsico Inc., 7.425%, 8/17/07 ..................         1,501,530
                                                                    ------------
              BANKS--4.1%
  1,700,000   Associates Corp. North America,
                7.75%, 2/15/05 ...............................         1,777,299
    100,000   Bank of America Corp.,
                7.125%, 5/12/05 ..............................           102,370
  2,000,000   First USA Bank Wilmington Delaware,
                7.65%, 8/1/03 ................................         2,051,160
    800,000   Wells Fargo & Co. Sr. Global Notes,
                6.625%, 7/15/04 ..............................           809,896
                                                                    ------------
                                                                       4,740,725
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY--1.2%
    800,000   TCI Communications Inc. Sr. Notes,
                8.00%, 8/1/05 ................................           836,544
    500,000   Tele-Communications, Inc.,
                7.25%, 8/1/05 ................................           503,840
                                                                    ------------
                                                                       1,340,384
                                                                    ------------
  PRINCIPAL
   AMOUNT                                                              VALUE
---------------                                                        -----
              CONGLOMERATE--.4%
$   500,000   Loews Corp., 7.625%, 6/1/23 ....................      $    455,785
                                                                    ------------
              ELECTRIC & GAS COMPANIES--.7%
    400,000   Potomac Electric Power Co.,
                7.00%, 1/15/24 ...............................           350,000
    500,000   Washington Gas Light Co., Medium
                Term Notes, 6.51%, 8/18/08 ...................           495,900
                                                                    ------------
                                                                         845,900
                                                                    ------------
              FINANCIAL SERVICES--8.4%
    800,000   BankAmerica Corp.,
                7.20%, 4/15/06 ...............................           811,944
    500,000   Beneficial Corp.,
                6.575%, 12/16/02 .............................           501,110
    500,000   Block Financial Corp.,
                8.50%, 4/15/07 ...............................           515,175
    260,000   Chase Manhattan Corporation,
                8.50%, 2/15/02 ...............................           266,297
  1,300,000   Cit Group Inc.,
                7.125%, 10/15/04+ ............................         1,303,484
    200,000   Citicorp,
                7.125%, 6/1/03 ...............................           203,838
  2,200,000   Countrywide Home Loan Inc.,
                6.935%, 7/16/07 ..............................         2,161,918
    800,000   Goldman Sachs Group,
                6.65%, 5/15/09 ...............................           771,560
  1,000,000   International Lease Finance Corp.,
                6.00%, 6/15/03 ...............................           999,940
    700,000   NCNB Texas National Bank Dallas,
                9.50%, 6/1/04 ................................           763,462
  1,500,000   USL Capital Corp. Sr. Notes,
                6.50%, 12/1/03 ...............................         1,495,935
                                                                    ------------
                                                                       9,794,663
                                                                    ------------
              LEISURE & ENTERTAINMENT--.3%
    300,000   Disney (Walt) Company,
                6.375%, 3/30/01 ..............................           299,859
                                                                    ------------
              OIL & GAS--.9%
  1,080,000   Chevron Corp.,
                6.625%, 10/1/04 ..............................         1,106,460
                                                                    ------------
              RETAIL--.7%
    800,000   Wal-Mart Stores, Inc.,
                6.55%, 8/10/04+ ..............................           818,440
                                                                    ------------
              TOTAL CORPORATE BONDS
                (COST $21,690,048) ...........................        21,913,856
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================


  PRINCIPAL   U.S. GOVERNMENT &
   AMOUNT         AGENCY OBLIGATIONS--23.3%                            VALUE
---------------                                                        -----
$ 2,000,000   Federal Farm Credit Bank,
                6.80%, 10/12/07 ..............................      $  2,102,020
              Federal Home Loan Bank,
  2,000,000     7.00%, 2/14/03 ...............................         2,050,940
  1,260,000     5.765%, 3/18/03 ..............................         1,264,183
  1,500,000     7.25%, 5/13/05 ...............................         1,582,035
  1,000,000     6.375%, 8/15/06 ..............................         1,026,250
  1,000,000     6.75%, 8/15/07 ...............................         1,044,530
  1,115,000     8.00%, 8/19/14 ...............................         1,113,339
    250,000     8.16%, 9/8/14 ................................           249,915
              Federal Home Loan Mortgage Corp.,
    800,000     6.00%, 6/23/04 ...............................           794,504
    800,000     5.75%, 4/15/08 ...............................           789,872
    600,000     7.08%, 3/17/14 ...............................           589,128
              Federal National Mortgage Association,
  1,000,000     7.125%, 2/15/05 ..............................         1,050,310
    500,000     6.96%, 4/2/07 ................................           527,500
    633,000     7.00%, 3/4/13 ................................           621,726
    400,000     6.75%, 2/4/28 ................................           374,376
              U.S. Treasury Notes,
    800,000     6.125%, 12/31/01 .............................           804,624
  1,000,000     6.50%, 3/31/02 ...............................         1,012,340
  1,500,000     6.375%, 4/30/02 ..............................         1,518,285
  2,000,000     6.25%, 7/31/02 ...............................         2,028,120
    800,000     6.25%, 2/15/03 ...............................           817,000
    800,000     6.00%, 8/15/04 ...............................           822,624
  1,500,000     6.50%, 5/15/05 ...............................         1,582,500
    800,000     6.50%, 10/15/06 ..............................           853,376
  1,500,000     6.125%, 8/15/07 ..............................         1,578,285
    800,000     5.625%, 5/15/08 ..............................           820,872
                                                                    ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $26,271,985) ...........................        27,018,654
                                                                    ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--8.2%                             VALUE
  ---------                                                            -----

              SHORT-TERM CORPORATE NOTES--5.2%
$ 4,000,000   Caterpillar Inc., 6.47%, 1/31/01 ...............      $  3,979,152
  2,000,000   Textron Financial Corporation,
                6.53%, 1/18/01 ...............................         1,994,196
                                                                    ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $5,973,348) ............................         5,973,348
                                                                    ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--3.0%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00
                repurchase price $3,556,686; collateralized
                by $12,335,000 U.S. Treasury Strips, 0%,
                due 8/15/22 ..................................         3,554,352
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $9,527,700) ............................         9,527,700
                                                                    ------------
TOTAL INVESTMENTS
    (COST $115,389,374)(a) .........................     99.5%       115,320,704
Other Assets in Excess of Liabilities ..............      0.5%           573,282
                                                        ------      ------------
NET ASSETS .........................................    100.0%      $115,893,986
                                                        ======      ============

--------------------------------------------------------------------------------

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $115,389,374, amounted to $68,670 which consisted of aggregate gross unrealized appreciation of $7,828,417 and aggregate gross unrealized depreciation of $7,897,087.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                         YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------------------
                                                                         2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $  15.57      $ 12.98      $ 10.76      $  9.24      $ 13.64
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    0.20         0.15         0.19         0.17         0.21(i)
Net realized and unrealized gain
  (loss) on investments                                                 (0.61)        3.45         3.02         1.63         1.01
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    (0.41)        3.60         3.21         1.80         1.22
---------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                    (0.13)       (0.17)       (0.18)       (0.12)       (0.73)
Distributions from net realized gains                                   (1.26)       (0.84)       (0.81)       (0.16)       (4.89)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (1.39)       (1.01)       (0.99)       (0.28)       (5.62)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                         $  13.77      $ 15.57      $ 12.98      $ 10.76      $  9.24
=================================================================================================================================
Total Return                                                            (2.76%)      29.21%       31.51%       19.82%       10.17%
=================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year(000's omitted)                             $115,894      $56,327      $28,208      $16,614      $10,486
=================================================================================================================================
  Ratio of expenses to average net assets                                0.88%        0.93%        0.92%        1.01%        1.14%
=================================================================================================================================
  Ratio of net investment income to
    average net assets                                                   2.40%        1.66%        2.09%        2.14%        2.06%
=================================================================================================================================
  Portfolio Turnover Rate                                               63.37%      118.74%       94.64%      105.01%       68.66%
=================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000

================================================================================

   SHARES     COMMON STOCKS--86.4%                                    VALUE
  --------                                                            -----

              ADVERTISING--1.0%
     85,500   Lamar Advertising Company, Cl. A*+ .............      $  3,299,766
                                                                    ------------
              AEROSPACE--.7%
     30,500   General Dynamics Corporation ...................         2,379,000
                                                                    ------------
              AIRLINES--.5%
     29,200   Continental Airlines, Inc. Cl. B* ..............         1,507,450
                                                                    ------------
              BIOTECHNOLOGY RESEARCH
              & PRODUCTION--3.7%
     77,700   Affymetrix Inc.*+ ..............................         5,783,794
    101,200   Cephalon, Inc.*+ ...............................         6,407,225
                                                                    ------------
                                                                      12,191,019
                                                                    ------------
              BROADCASTING--.7%
    135,000   Entravision Communications Corporation Cl. A*          2,480,625
                                                                    ------------
              BUSINESS SERVICES--1.0%
     37,400   Concord EFS Inc.* ..............................         1,643,262
     35,300   CSG Systems International Inc.* ................         1,656,893
                                                                    ------------
                                                                       3,300,155
                                                                    ------------
              COMMUNICATION EQUIPMENT--1.2%
     62,000   Efficient Networks, Inc.*+ .....................           883,500
    242,800   Spectrasite Holdings, Inc.* ....................         3,217,100
                                                                    ------------
                                                                       4,100,600
                                                                    ------------
              COMMUNICATIONS TECHNOLOGY--.3%
     43,000   Exodus Communications, Inc.* ...................           860,000
                                                                    ------------
              COMPUTER SERVICES--3.6%
     54,400   Amdocs Limited*+ ...............................         3,604,000
    123,100   CNET Networks, Inc.*+ ..........................         1,969,600
    189,500   eBay Inc.* .....................................         6,253,500
                                                                    ------------
                                                                      11,827,100
                                                                    ------------
              COMPUTER SOFTWARE--9.6%
    293,600   Commerce One, Inc.* ............................         7,431,750
    258,700   Intuit Inc.* ...................................        10,202,480
    107,718   Openwave Systems Inc.* .........................         5,163,732
    244,600   PeopleSoft, Inc.* ..............................         9,096,062
                                                                    ------------
                                                                      31,894,024
                                                                    ------------
              ENERGY & ENERGY SERVICES--19.1%
    192,200   BJ Services Company* ...........................      $ 13,237,775
    207,100   Calpine Corporation* ...........................         9,332,444
    158,700   Cooper Cameron Corporation* ....................        10,484,118
    223,900   Nabors Industries, Inc.* .......................        13,243,685
     79,200   Santa Fe International Corporation .............         2,539,350
    130,200   Smith International, Inc.* .....................         9,708,038
    112,000   Transocean Sedco Forex Inc. ....................         5,152,000
                                                                    ------------
                                                                      63,697,410
                                                                    ------------
              FINANCIAL SERVICES--2.7%
    227,600   Stilwell Financial Inc. ........................         8,975,975
                                                                    ------------
              FOODS & BEVERAGES--3.2%
    238,500   Starbucks Corporation*+ ........................        10,553,625
                                                                    ------------
              HEALTH CARE--3.1%
     32,800   Express Scripts Inc. Cl. A* ....................         3,353,800
     40,330   Laboratory Corporation of America Holdings* ....         7,098,080
                                                                    ------------
                                                                      10,451,880
                                                                    ------------
              HEALTH CARE ADMINISTRATIVE SERVICES--4.2%
    191,650   AmeriSource Health Corporation Cl. A* ..........         9,678,325
     51,100   Gilead Sciences Inc.* ..........................         4,238,106
                                                                    ------------
                                                                      13,916,431
                                                                    ------------
              INDUSTRIAL EQUIPMENT--4.9%
     39,800   SPX Corporation* ...............................         4,305,863
    145,400   Waters Corporation* ............................        12,140,900
                                                                    ------------
                                                                      16,446,763
                                                                    ------------
              MANUFACTURING--6.1%
     44,800   Dover Corporation ..............................         1,817,200
     95,000   Flextronics International Ltd.* ................         2,707,500
     84,650   Millipore Corporation ..........................         5,332,950
    138,020   Sanmina Corporation* ...........................        10,575,783
                                                                    ------------
                                                                      20,433,433
                                                                    ------------
              OIL & GAS--3.2%
     86,600   Devon Energy Corporation .......................         5,280,002
     98,500   EOG Resources Inc.+ ............................         5,386,719
                                                                    ------------
                                                                      10,666,721
                                                                    ------------
              PHARMACEUTICALS--10.4%
     17,300   Allergan, Inc. .................................         1,674,856
    382,500   ALZA Corporation*+ .............................        16,256,250
    112,800   Forest Laboratories, Inc.* .....................        14,988,300
     16,945   Genzyme Corp General Division* .................         1,523,991
                                                                    ------------
                                                                      34,443,397
                                                                    ------------
                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
  --------                                                            -----

              RESTAURANTS--2.1%
    269,050   Outback Steakhouse, Inc.* ......................     $  6,961,669
                                                                   ------------
              RETAIL--.5%
     58,500   Best Buy Co., Inc.* ............................        1,729,406
                                                                   ------------
              SCIENTIFIC EQUIPMENT &
                SUPPLIERS--.5%
     22,200   Newport Corporation ............................        1,745,128
                                                                   ------------
              SECURITIES BROKERAGE &
                SERVICES--.4%
     32,850   Investment Technology Group, Inc.* .............        1,371,488
                                                                   ------------
              SEMICONDUCTOR CAPITAL
                EQUIPMENT--1.0%
     86,106   Teradyne, Inc.* ................................         3,207,449
                                                                    ------------
              SEMICONDUCTORS--2.7%
    372,325   Microchip Technology Incorporated* .............        8,167,880
     53,000   Vishay Intertechnology, Inc* ...................          801,625
                                                                   ------------
                                                                      8,969,505
                                                                   ------------
              TOTAL COMMON STOCKS
                (COST $264,372,570) ..........................      287,410,019
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--21.6%                         VALUE
  ---------                                                         -----

              SHORT-TERM CORPORATE NOTES--16.5%
$15,000,000   General Motors Acceptance Corporation,
                6.49%, 1/12/01 ...............................     $ 14,972,958
  6,000,000   Nationwide Building Society,
                6.40%, 2/8/01 ................................        5,960,533
  4,000,000   South Carolina Fuel Company, Inc.,
                6.44%, 2/9/01(a) .............................        3,972,809
 15,000,000   Textron Financial Corporation,
                6.55%, 1/18/01 ...............................       14,956,333
 15,000,000   United Parcel Service of America, Inc.,
                6.45%, 1/19/01 ...............................       14,954,313
                                                                   ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $54,816,946) ...........................       54,816,946
                                                                   ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--5.1%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00
                repurchase price $17,013,378; collateralized
                by $58,980,000 U.S. Treasury Strips, 0%,
                due 8/15/22 ..................................       17,002,189
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $71,819,135) ...........................       71,819,135
                                                                   ------------
TOTAL INVESTMENTS
(COST $336,191,705)(b) ............................     108.0%      359,229,154
Liabilities in Excess of Other Assets .............      (8.0)      (26,495,227)
                                                        -----     -------------
NET ASSETS ........................................     100.0%    $ 332,733,927
                                                        =====     =============

--------------------------------------------------------------------------------

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) Pursuant to Securities & Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $336,191,705, amounted to $23,037,449 which consisted of aggregate gross unrealized appreciation of $59,321,597 and aggregate gross unrealized depreciation of $36,284,148.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                          YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                          2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $  32.23      $ 28.87      $ 24.18      $ 21.35      $ 19.44
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                             (0.03)(i)    (0.05)        0.00(i)     (0.04)        0.03
Net realized and unrealized gain
  on investments                                                          2.79         8.00         6.95         3.20         2.29
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                      2.76         7.95         6.95         3.16         2.32
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                        --           --           --        (0.01)          --
Distributions from net realized gains                                    (4.37)       (4.59)       (2.26)       (0.32)       (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (4.37)       (4.59)       (2.26)       (0.33)       (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                          $  30.62      $ 32.23      $ 28.87      $ 24.18      $ 21.35
===================================================================================================================================
Total Return                                                              9.18%       31.85%       30.30%       15.01%       11.90%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)                             $332,734      $931,397     $689,571     $444,967     $394,847
===================================================================================================================================
  Ratio of expenses to average net assets                                 0.84%        0.85%        0.84%        0.84%        0.84%
===================================================================================================================================
  Ratio of net investment income (loss) to
    average net assets                                                   (0.09%)      (0.21%)       0.00%       (0.15%)       0.08%
===================================================================================================================================
  Portfolio Turnover Rate                                               130.85%      162.30%      152.21%      151.98%       90.97%
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000

================================================================================

   SHARES     COMMON STOCKS--89.4%                                    VALUE
   ------                                                             -----

              AEROSPACE--1.1%
     46,300   General Dynamics Corporation .................     $  3,611,400
     20,950   United Technologies Corporation ..............        1,647,194
                                                                 ------------
                                                                    5,258,594
                                                                 ------------
              BIOTECHNOLOGY RESEARCH
               & PRODUCTION--7.0%
     53,900   Affymetrix Inc.*+ ............................        4,012,181
    261,550   Amgen Inc.*+ .................................       16,722,853
     72,000   Celgene Corporation* .........................        2,340,000
    162,000   Immunex Corp.* ...............................        6,581,250
    110,000   QIAGEN N.V.*+ ................................        3,805,313
                                                                 ------------
                                                                   33,461,597
                                                                 ------------
              CABLE--1.8%
    201,400   Comcast Corp., Cl. A Special* ................        8,408,450
                                                                 ------------
              COMMUNICATION EQUIPMENT--7.1%
    351,200   Cisco Systems, Inc.* .........................       13,433,400
    219,950   Nortel Networks Corporation ..................        7,052,146
    164,100   QUALCOMM Inc.* ...............................       13,486,969
                                                                 ------------
                                                                   33,972,515
                                                                 ------------
              COMMUNICATIONS TECHNOLOGY--4.8%
    235,700   America Online, Inc.* ........................        8,202,360
     80,000   McLeodUSA Incorporated Cl. A*+ ...............        1,130,000
    309,550   Nokia Corporation, ADR .......................       13,465,424
                                                                 ------------
                                                                   22,797,784
                                                                 ------------
              COMPUTER RELATED &
              BUSINESS EQUIPMENT--5.0%
    209,700   Dell Computer Corporation* ...................        3,656,644
    131,200   EMC Corporation* .............................        8,724,800
    415,200   Sun Microsystems, Inc.* ......................       11,573,700
                                                                 ------------
                                                                   23,955,144
                                                                 ------------
              COMPUTER SERVICES--3.7%
    113,000   Amdocs Limited* ..............................        7,486,250
    305,400   eBay Inc.* ...................................       10,078,200
                                                                 ------------
                                                                   17,564,450
                                                                 ------------
              COMPUTER SOFTWARE--9.4%
    159,350   Ariba, Inc.* .................................        8,545,144
    115,300   Commerce One, Inc.* ..........................        2,918,531
    179,000   i2 Technologies, Inc.*+ ......................        9,733,125
    136,700   Microsoft Corporation* .......................        5,929,363
    172,700   Openwave Systems Inc.* .......................        8,278,806
    318,400   Oracle Corporation* ..........................        9,253,500
                                                                 ------------
                                                                   44,658,469
                                                                 ------------
              COMPUTER TECHNOLOGY--1.2%
     70,000   Research in Motion Limited* ..................      $ 5,600,000
                                                                 ------------
              CONGLOMERATE--4.0%
    294,500   General Electric Company .....................       14,117,594
     91,300   Tyco International Ltd. ......................        5,067,150
                                                                  ------------
                                                                   19,184,744
                                                                  ------------
              ENERGY & ENERGY SERVICES--1.4%
     88,500   Calpine Corporation* .........................        3,988,031
     32,500   Duke Energy Corporation ......................        2,770,625
                                                                 ------------
                                                                    6,758,656
                                                                 ------------
              FINANCIAL SERVICES--13.4%
    114,350   The Bank of New York Company, Inc. ...........        6,310,691
    400,733   Citigroup Inc. ...............................       20,462,429
    108,850   Marsh & McLennan Companies, Inc. .............       12,735,450
     41,000   Merrill Lynch & Co., Inc. ....................        2,795,687
    130,000   Morgan Stanley Dean Witter & Co. .............       10,302,500
    236,400   Schwab (Charles) Corporation (The) ...........        6,707,850
     17,900   State Street Corporation .....................        2,223,359
     57,650   Stilwell Financial Inc. ......................        2,273,572
                                                                 ------------
                                                                   63,811,538
                                                                 ------------
              FOOD--1.1%
    120,450   Philip Morris Companies Inc.+ ................        5,299,800
                                                                 ------------
              FOOD CHAINS--2.2%
    170,900   Safeway Inc.* ................................       10,681,250
                                                                 ------------
              HEALTH CARE ADMINISTRATIVE SERVICES--1.2%
     58,400   Cardinal Health, Inc. ........................        5,818,100
                                                                 ------------
              INSURANCE--3.9%
    189,455   American International Group, Inc. ...........       18,673,158
                                                                 ------------
              MANUFACTURING--2.7%
     41,125   Sanmina Corporation* .........................        3,151,202
    282,400   Solectron Corporation* .......................        9,573,360
                                                                 ------------
                                                                   12,724,562
                                                                 ------------
              MEDIA--.5%
    163,600   AT&T Corp. Liberty Media Group, Series A* .....       2,218,825
                                                                 ------------
              PHARMACEUTICALS--12.0%
    221,400   American Home Products Corporation ............      14,069,970
    123,550   Baxter International Inc. .....................      10,911,009
    122,250   Eli Lilly and Company .........................      11,376,891
     25,400   Genzyme Corp General Division* ................       2,284,413
    317,887   Pfizer Inc. ...................................      14,622,802
     62,600   Pharmacia Corporation .........................       3,818,600
                                                                 ------------
                                                                   57,083,685
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2000 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS (CONT'D)                                    VALUE
   ------                                                               -----

              RETAIL--4.6%
    236,550   Home Depot, Inc. ..............................    $ 10,807,378
    206,400   Wal-Mart Stores, Inc. .........................      10,965,000
                                                                 ------------
                                                                   21,772,378
                                                                 ------------
              SEMICONDUCTORS--1.3%
    151,250   Altera Corporation* ...........................      3,979,766
    100,000   Microchip Technology Incorporated* ............      2,193,750
                                                                 ------------
                                                                   6,173,516
                                                                 ------------
              TOTAL COMMON STOCKS
              (COST $461,542,089) ...........................    425,877,215
                                                                 ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--9.7%
---------------

              SHORT-TERM CORPORATE NOTES--4.2%
$09,000,000   Cardinal Health, Inc.,
                6.40%, 2/14/01(a) ............................      8,931,200
  1,000,000   Nationwide Building Society,
                6.40%, 2/8/01 ................................        993,422
 10,000,000   Verizon Network Funding Corp.,
                6.55%, 1/3/01 ................................      9,998,181
                                                                 ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $19,922,803) ...........................     19,922,803
                                                                 ------------
              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--1.0%
  5,000,000   Federal Home Loan Bank
                6.05%, 1/12/01
                (COST $4,991,597) ............................      4,991,597
                                                                 ------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--4.5%
              Securities Held Under Repurchase
                Agreements, 5.90%-6.56%, 1/2/01, with
                Bear, Stearns & Co. Inc., dtd 12/29/00,
                repurchase price $21,651,530; collateralized
                by $74,925,000 U.S. Treasury Strips, 0%,
                due 11/15/21-8/15/22 .........................   $ 21,637,328
                                                                 ------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $46,551,728) ...........................     46,551,728
                                                                 ------------
TOTAL INVESTMENTS
(COST $508,093,817)(b) ...............................     99.1%   472,428,943
Other Assets in Excess of Liabilities ................      0.9      4,088,143
                                                          -----   ------------
NET ASSETS ...........................................    100.0%  $476,517,086
                                                          =====   ============


--------------------------------------------------------------------------------

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 2000, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $508,093,817, amounted to $35,664,874 which consisted of aggregate gross unrealized appreciation of $29,062,754 and aggregate gross unrealized depreciation of $64,727,628.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                          YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------------
                                                       2000              1999            1998            1997             1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $    57.97        $    34.90      $    23.17      $    19.36      $    17.43

-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (0.02)(i)         (0.09)          (0.05)          (0.03)          (0.03)(i)
Net realized and unrealized gain (loss)
  on investments                                        (13.77)            25.93           12.99            3.84            2.14
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                    (13.79)            25.84           12.94            3.81            2.11
Distributions from net realized gains                    (5.38)            (2.77)          (1.21)             --           (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $    38.80        $    57.97      $    34.90      $    23.17      $    19.36
===================================================================================================================================
Total Return                                            (24.83%)           78.06%          57.83%          19.68%          12.04%
===================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)           $  476,517        $  362,500      $  101,710      $   53,488      $   34,925
===================================================================================================================================
  Ratio of expenses excluding interest to
    average net assets                                    0.90%             0.92%           0.93%           0.96%           1.06%
===================================================================================================================================
  Ratio of expenses including interest to
    average net assets                                    0.90%             0.93%           0.96%           1.00%           1.09%
===================================================================================================================================
  Ratio of net investment loss to
    average net assets                                   (0.03%)           (0.49%)         (0.27%)         (0.17%)         (0.15%)
===================================================================================================================================
  Portfolio Turnover Rate                               132.28%           155.74%         143.59%         164.27%         102.10%
===================================================================================================================================
Amount of debt outstanding
  at end of year                                            --                --              --              --              --
===================================================================================================================================
Average amount of debt outstanding
  during the year                                           --        $  266,584      $  246,101      $  201,644      $   76,079
===================================================================================================================================
Average daily number of shares
  outstanding during the year                        9,802,168         4,395,246       2,480,478       2,135,458       1,107,187
===================================================================================================================================
Average amount of debt per share
  during the year                                           --        $     0.06      $     0.10      $     0.09      $     0.07
===================================================================================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 2000
================================================================================

                                                                SMALL         INCOME                     AMERICAN       AMERICAN
                                             AMERICAN        CAPITALIZA-        AND        AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH            TION          GROWTH       BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
  (identified cost*)--see accompany-
    ing schedules of investments           $1,798,055,170   $752,156,181   $147,596,463  $115,320,704   $359,229,154   $472,428,943
  Receivable for investment
    securities sold                            37,338,038     39,388,330      3,095,049       253,787      3,452,391      4,023,080
  Receivable for shares of beneficial
    interest sold                               2,125,570      2,338,490        169,706       198,577      1,272,095      1,016,345
  Interest and dividends receivable             1,449,030         48,820        158,835       993,162         22,873        287,475
  Other assets                                         --             --         19,380            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                          1,838,967,808    793,931,821    151,039,433   116,766,230    363,976,513    477,755,843
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                  20,560,443     35,385,530             --       642,856     11,443,845             --
  Payable for securities loaned                   476,374      4,961,706        111,632        47,964        579,621        241,669
  Payable for shares of beneficial
    interest redeemed                           6,577,818     52,603,212         38,531        78,844     18,941,640        580,927
  Accrued investment management fees            1,194,961        518,279         81,199        74,340        226,036        357,614
  Accrued expenses                                221,397         92,752         24,781        28,240         51,444         58,547
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                        29,030,993     93,561,479        256,143       872,244     31,242,586      1,238,757
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $1,809,936,815   $700,370,342   $150,783,290  $115,893,986   $332,733,927   $476,517,086
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                          $1,497,544,240   $754,579,136   $131,675,695  $112,188,518   $ 49,720,917   $523,493,443
  Undistributed net investment
    income (accumulated loss)                   3,956,067        271,685        524,871     1,463,616       (984,900)      (169,009)
  Undistributed net realized
    gain/(loss)                               333,408,763    (62,443,607)     8,931,517     2,310,522    260,960,461    (11,142,474)
  Net unrealized appreciation
    (depreciation)                            (24,972,255)     7,963,128      9,651,207       (68,670)    23,037,449    (35,664,874)
====================================================================================================================================
NET ASSETS                                 $1,809,936,815   $700,370,342   $150,783,290  $115,893,986   $332,733,927   $476,517,086
====================================================================================================================================

  Shares of beneficial interest
    outstanding-Note 6                         38,287,618     29,814,753     11,373,587     8,416,947     10,867,225     12,280,773
====================================================================================================================================

NET ASSET VALUE PER SHARE                  $        47.27   $      23.49   $      13.26  $      13.77   $      30.62   $      38.80
====================================================================================================================================
*Identified cost                           $1,823,027,425   $744,193,053   $137,945,256  $115,389,374   $336,191,705   $508,093,817
====================================================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                             AMERICAN       AMERICAN
                                                               SMALL         INCOME                     AMERICAN        AMERICAN
                                            AMERICAN        CAPITALIZA-        AND       AMERICAN        MIDCAP         LEVERAGED
                                             GROWTH            TION          GROWTH      BALANCED        GROWTH          ALLCAP
                                            PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                              $   15,354,488   $  7,260,533   $    724,265  $  2,652,517   $  7,489,577   $  3,171,371

    Dividends                                 15,562,800        283,643        743,636       258,756        798,914      1,178,695
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income                            30,917,288      7,544,176      1,467,901     2,911,273      8,288,491      4,350,066
-----------------------------------------------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)               25,556,290      6,844,021        808,682       664,600      8,793,790      4,252,969
    Custodian fees                               707,100        219,832         35,134        40,149        250,230        126,480
    Transfer agent fees                          340,751         80,518         12,939         8,861        109,922         50,035
    Professional fees                             73,717         33,863         13,196        11,873         20,795         24,852
    Trustees' fees                                 2,778          2,778          2,778         2,778          2,778          2,778
    Miscellaneous                                280,585         91,479         36,449        54,065         95,876         61,961
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                          26,961,221      7,272,491        909,178       782,326      9,273,391      4,519,075
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                   3,956,067        271,685        558,723     2,128,947       (984,900)      (169,009)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss)
      on investments                         352,283,347    (60,156,487)     9,220,174     1,823,334    268,245,106     (9,797,650)
    Net change in unrealized
      appreciation (depreciation)
      on investments                        (848,978,805)  (194,973,305)   (13,832,861)   (9,001,489)  (171,132,553)  (146,120,530)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
      (loss) on investments                 (496,695,458)  (255,129,792)    (4,612,687)   (7,178,155)    97,112,553   (155,918,180)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                         $ (492,739,391)  $(254,858,107) $ (4,053,964) $ (5,049,208)  $ 96,127,653   $(156,087,189)
===================================================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                             AMERICAN
                                                              AMERICAN        INCOME                      AMERICAN      AMERICAN
                                             AMERICAN           SMALL           AND        AMERICAN        MIDCAP       LEVERAGED
                                              GROWTH       CAPITALIZATION     GROWTH       BALANCED        GROWTH        ALLCAP
                                             PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               $    3,956,067   $    271,685   $    558,723  $  2,128,947   $   (984,900)  $   (169,009)
Net realized gain (loss) on investments       352,283,347    (60,156,487)     9,220,174     1,823,334    268,245,106     (9,797,650)
Net change in unrealized appreciation
  (depreciation) on investments              (848,978,805)  (194,973,305)   (13,832,861)   (9,001,489)  (171,132,553)  (146,120,530)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (492,739,391)  (254,858,107)    (4,053,964)   (5,049,208)    96,127,653   (156,087,189)
Dividends to shareholders:
  Net investment income                                --             --        (33,852)     (665,331)            --             --
  Net realized gains                         (470,869,678)  (293,099,997)   (26,513,143)   (6,345,846)  (135,859,826)   (47,473,710)
Net increase (decrease) from
  shares of beneficial interest
  transactions--Note 6                       (613,980,023)   573,464,259     90,134,369    71,627,863   (558,931,199)   317,578,240
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)              (1,577,589,092)    25,506,155     59,533,410    59,567,478   (598,663,372)   114,017,341
Net Assets
  Beginning of year                         3,387,525,907    674,864,187     91,249,880    56,326,508    931,397,299    362,499,745
------------------------------------------------------------------------------------------------------------------------------------
  End of year                              $1,809,936,815   $700,370,342   $150,783,290  $115,893,986   $332,733,927   $476,517,086
====================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                     $    3,956,067   $    271,685   $    524,871  $  1,463,616   $   (984,900)  $   (169,009)
====================================================================================================================================



THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                            AMERICAN
                                                            AMERICAN         INCOME                       AMERICAN      AMERICAN
                                           AMERICAN           SMALL            AND         AMERICAN        MIDCAP       LEVERAGED
                                            GROWTH       CAPITALIZATION      GROWTH        BALANCED        GROWTH        ALLCAP
                                           PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            $     (696,058)  $   (2,078,604)  $     30,982   $    665,438   $ (1,554,566)  $   (921,348)
Net realized gain on investments           460,411,703      293,080,766     26,152,817      6,227,204    131,041,471     47,112,154
Net change in unrealized appreciation
  (depreciation) on investments            307,222,865      (71,914,674)     4,721,973      3,870,767     88,777,695     80,489,142
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                          766,938,510      219,087,488     30,905,772     10,763,409    218,264,600    126,679,948
Dividends to shareholders:
  Net investment income                     (3,390,608)              --       (184,311)      (431,942)            --             --
  Net realized gains                      (231,505,570)    (121,889,784)    (5,479,715)    (2,190,935)  (109,670,539)   (10,215,601)
Net increase (decrease) from
  shares of beneficial interest
  transactions--Note 6                     949,764,622     (638,917,257)   (11,917,487)    19,977,656    133,231,781    144,325,873
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)            1,481,806,954     (541,719,553)    13,324,259     28,118,188    241,825,842    260,790,220
Net Assets
  Beginning of year                      1,905,718,953    1,216,583,740     77,925,621     28,208,320    689,571,457    101,709,525
------------------------------------------------------------------------------------------------------------------------------------
  End of year                           $3,387,525,907   $  674,864,187   $ 91,249,880   $ 56,326,508   $931,397,299   $362,499,745
====================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                  $     (698,692)  $  (11,484,511)  $     39,433   $    655,687   $ (2,526,046)  $ (1,219,985)
====================================================================================================================================

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At December 31, 2000, the value of securities loaned and collateral received thereon were as follows:

                                                     VALUE OF
                                                    SECURITIES        VALUE OF
                                                      LOANED         COLLATERAL
                                                   -----------       -----------
American Growth Portfolio .....................    $ 5,204,801       $ 5,303,056
American Small Capitalization
    Portfolio .................................     32,235,051        32,780,610
American Income and Growth
    Portfolio .................................        111,636           111,632
American Balanced Portfolio ...................        548,315           559,629
American MidCap Growth
    Portfolio .................................     17,620,616        17,962,351
American Leveraged AllCap
    Portfolio .................................      7,244,965         7,385,770

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
================================================================================

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2000, the Growth Portfolio, the Small Capitalization Portfolio, the Income and Growth Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Leveraged AllCap Portfolio reclassified $698,692, $11,484,511, $39,433, $655,687, $2,526,046 and $1,219,985, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ..............................................   .750%
American Small Capitalization Portfolio ................................   .850
American Income and Growth Portfolio ...................................   .625
American Balanced Portfolio ............................................   .750
American MidCap Growth Portfolio .......................................   .800
American Leveraged AllCap Portfolio ....................................   .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 2000, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $4,893,331, $1,181,549, $277,740, $83,728,
$1,264,852   and  $573,545,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2000, were as follows:

                                                   PURCHASES           SALES
                                                --------------    --------------
American Growth Portfolio ..................    $3,365,041,405    $4,190,205,439
American Small Capitalization
    Portfolio ..............................     1,754,957,036     1,488,716,721
American Income and Growth
    Portfolio ..............................       226,149,588       166,603,213
American Balanced Portfolio ................       110,118,384        48,631,667
American MidCap Growth
    Portfolio ..............................     1,263,681,929     1,936,478,917
American Leveraged AllCap
    Portfolio ..............................       835,353,800       587,654,711

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
================================================================================

the amount borrowed. For the year ended December 31, 2000, the American Leveraged AllCap Portfolio had no such borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the year ended December 31, 2000, transactions of shares of beneficial interest were as follows:

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Growth
  Portfolio:
    Shares sold ..............................    24,659,050    $ 1,469,170,477
    Dividends reinvested .....................     8,950,218        470,869,678
                                                 -----------    ---------------
                                                  33,609,268      1,940,040,155
    Shares redeemed ..........................   (47,939,436)    (2,554,020,178)
                                                 -----------    ---------------
      Net decrease ...........................   (14,330,168)   $  (613,980,023)
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Small Capitalization
  Portfolio:
    Shares sold ..............................    53,301,021    $ 1,863,762,565
    Dividends reinvested .....................    11,014,650        293,099,843
                                                 -----------    ---------------
                                                  64,315,671      2,156,862,408
    Shares redeemed ..........................   (46,737,014)    (1,583,398,149)
                                                 -----------    ---------------
      Net increase ...........................    17,578,657    $   573,464,259
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Income and Growth
  Portfolio:
    Shares sold ..............................     5,187,664    $    79,865,516
    Dividends reinvested .....................     2,091,962         26,546,995
                                                 -----------    ---------------
                                                   7,279,626        106,412,511
    Shares redeemed ..........................    (1,096,639)       (16,278,142)
                                                 -----------    ---------------
      Net increase ...........................     6,182,987    $    90,134,369
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Balanced
  Portfolio:
    Shares sold ..............................     5,060,288    $    76,037,588
    Dividends reinvested .....................       501,509          7,011,104
                                                 -----------    ---------------
                                                   5,561,797         83,048,692
    Shares redeemed ..........................      (763,319)       (11,420,829)
                                                 -----------    ---------------
      Net increase ...........................     4,798,478    $    71,627,863
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American MidCap Growth
  Portfolio:
    Shares sold ..............................    63,627,693    $ 2,137,407,373
    Dividends reinvested .....................     4,638,434        135,859,731
                                                 -----------    ---------------
                                                  68,266,127      2,273,267,104
    Shares redeemed ..........................   (86,293,220)    (2,832,198,303)
                                                 -----------    ---------------
      Net decrease ...........................   (18,027,093)   $  (558,931,199)
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Leveraged AllCap
  Portfolio:
    Shares sold ..............................     7,753,872    $   415,038,364
    Dividends reinvested .....................     1,085,858         47,473,710
                                                 -----------    ---------------
                                                   8,839,730        462,512,074
    Shares redeemed ..........................    (2,812,002)      (144,933,834)
                                                 -----------    ---------------
      Net increase ...........................     6,027,728    $   317,578,240
                                                 ===========    ===============

During the year ended December 31, 1999, transactions of shares of beneficial interest were as follows:

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Growth
  Portfolio:
    Shares sold ..............................    46,703,529    $ 2,602,462,915
    Dividends reinvested .....................     4,531,199        234,852,067
                                                 -----------    ---------------
                                                  51,234,728      2,837,314,982
    Shares redeemed ..........................   (34,425,887)    (1,887,550,360)
                                                 -----------    ---------------
      Net increase ...........................    16,808,841    $   949,764,622
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Small Capitalization
  Portfolio:
    Shares sold ..............................    31,804,437    $ 1,387,733,383
    Dividends reinvested .....................     3,077,857        121,883,144
                                                 -----------    ---------------
                                                  34,882,294      1,509,616,527
    Shares redeemed ..........................   (50,315,702)    (2,148,533,784)
                                                 -----------    ---------------
      Net decrease ...........................   (15,433,408)   $  (638,917,257)
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Income and Growth
  Portfolio:
    Shares sold ..............................     4,609,317    $    62,276,927
    Dividends reinvested .....................       447,209          5,661,661
                                                 -----------    ---------------
                                                   5,056,526         67,938,588
    Shares redeemed ..........................    (5,803,323)       (79,856,075)
                                                 -----------    ---------------
      Net decrease ...........................      (746,797)   $   (11,917,487)
                                                 ===========    ===============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 2000
================================================================================

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Balanced
  Portfolio:
    Shares sold ..............................     1,671,901    $    23,274,857
    Dividends reinvested .....................       200,644          2,620,408
                                                 -----------    ---------------
                                                   1,872,545         25,895,265
    Shares redeemed ..........................      (427,507)        (5,917,609)
                                                 -----------    ---------------
      Net increase ...........................     1,445,038    $    19,977,656
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American MidCap Growth
  Portfolio:
    Shares sold ..............................    41,675,397    $ 1,149,683,205
    Dividends reinvested .....................     4,326,254        109,670,534
                                                 -----------    ---------------
                                                  46,001,651      1,259,353,739
    Shares redeemed ..........................   (40,988,951)    (1,126,121,958)
                                                 -----------    ---------------
      Net increase ...........................     5,012,700    $   133,231,781
                                                 ===========    ===============

                                                   SHARES            AMOUNT
                                                 -----------    ---------------
American Leveraged AllCap
  Portfolio:
    Shares sold ..............................     4,701,044    $   202,660,204
    Dividends reinvested .....................       263,906         10,147,195
                                                 -----------    ---------------
                                                   4,964,950        212,807,399
    Shares redeemed ..........................    (1,626,596)       (68,481,526)
                                                 -----------    ---------------
      Net increase ...........................     3,338,354    $   144,325,873
                                                 ===========    ===============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
 OF THE ALGER AMERICAN FUND:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund, as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                              ARTHUR ANDERSEN LLP



New York, New York
January 31, 2001

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits



Exhibit No.                   Description of Exhibit
- -----------                   ----------------------

  (a-1)      Agreement and Declaration of Trust (l) [EDGAR 4/98]

  (a-2) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  (a-3) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  (a-4) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (a-5) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]


  (a-6) Certificate of Designation relating to the Alger American Money Market Portfolio (9)


  (b)        By-laws of Registrant (l) [EDGAR 4/98]

  (c)        See Exhibits (a-1) and (b)

Exhibit No.                   Description of Exhibit
-----------                   ----------------------


  (d-1) Investment Management Agreement for the Alger American Balanced Portfolio (4) [EDGAR 4/98]

  (d-2) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  (d-3) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (d-4)     Investment   Management  Agreement  for  the  Alger  American  Money
            Market Portfolio (3) [EDGAR 4/98]

  (d-5)     Investment   Management  Agreement  for  the  Alger  American Income
            and Growth Portfolio (3) [EDGAR 4/98]

  (d-6)     Investment   Management  Agreement  for  the  Alger  American  Small
            Capitalization Portfolio (3) [EDGAR 4/98]

  (d-7)     Investment   Management  Agreement  for  the  Alger  American Growth
            Portfolio (3) [EDGAR 4/98]


  (d-8) Investment Management Agreement for the Alger American Money Market Portfolio (9)


  (e)       Distribution Agreement (3) [EDGAR 4/98]

 (g-1)      Form of Custody Agreement (2)

 (g-2) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

 (g-3)      Amendment 1 to Custody Agreement (7)



  (i-1)     Opinions of Sullivan & Worcester (6)

  (i-2)     Opinion and Consent of Sullivan & Worcester (8)


  (i-3)     Opinion and Consent of Sullivan & Worcester (9)

  (j)       Consent of Arthur Andersen LLP (9)


  (l-1) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2) [EDGAR 4/98]

  (l-2) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  (l-3) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  (p) Powers of Attorney executed by David D. Alger, Gregory S. Duch, Stephen E. O'Neil, Nathan E. Saint-Aneand and B. Joseph White (8)


  (q)       Code of Ethics (9)


-----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on April 17, 1994.

(7) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement ("Post-Effective Amendment No. 15") filed with the SEC on April 9, 1998.

(8)  Incorporated  by reference to  Post-Effective   No. 16 to the  Registration
     Statement ("Post-Effective No. 16") filed with the SEC on March 2, 1999.


(9)  To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant

                    None.

Item 25.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 27.  Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc.

     (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 28.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 20th day of March, 2001.



                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President


ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                     Title                              Date
       ---------                     -----                              ----

/s/ Fred M. Alger III*               Chairman of the Board        March 20, 2001
---------------------------------
      Fred M. Alger III

/s/ David D. Alger                   President and Trustee        March 20, 2001
----------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                    March 20, 2001
----------------------------------     (Chief Financial and
      Gregory S. Duch                 Accounting Officer)

/s/ Dorothy G. Sanders*              Secretary                    March 20, 2001
----------------------------------
      Dorothy G. Sanders

/s/ Frederick A. Blum*               Assistant Treasurer          March 20, 2001
----------------------------------
      Frederick A. Blum

/s/ Nathan E. Saint-Amand*           Trustee                      March 20, 2001
----------------------------------
      Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*               Trustee                      March 20, 2001
----------------------------------
      Stephen E. O'Neil

/s/ B. Joseph White*                 Trustee                      March 20, 2001
----------------------------------
      B. Joseph White

*By: /s/ Gregory S. Duch
----------------------------------
      Gregory S. Duch
      Attorney-In-Fact